Schedule of Investments (unaudited) March 31, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising Agencies — 0.3%
Boston Omaha Corp., Class A(a)	20,173	$596,314
Cardlytics, Inc.(a)(b)	46,918	5,146,905
Chimera Investment Corp.	302,809	3,845,674
Emerald Holding, Inc.	39,174	216,240
Fluent, Inc.(a)(b)	60,797	249,268
National CineMedia, Inc.	97,245	449,272
QuinStreet, Inc.(a)	73,771	1,497,551
Viad Corp.	30,340	1,266,695

		13,267,919

Aerospace — 0.9%
AAR Corp.	55,190	2,298,664
Aerojet Rocketdyne Holdings, Inc.	109,445	5,139,537
AeroVironment, Inc.(a)	32,896	3,817,910
Astronics Corp.(a)	36,144	652,038
Colony Capital, Inc.	753,986	4,885,829
Columbia Property Trust, Inc.	179,953	3,077,196
Cubic Corp.	48,624	3,625,892
Ducommun, Inc.(a)	15,716	942,960
Kaman Corp.	42,238	2,166,387
Kratos Defense & Security Solutions, Inc.(a)(b)	190,348	5,192,693
Macerich Co.	231,821	2,712,306
Moog, Inc., Class A	44,564	3,705,497
Triumph Group, Inc.	86,585	1,591,432

		39,808,341

Agriculture, Fishing & Ranching — 0.4%
Alico, Inc.	8,483	253,302
Andersons, Inc.	47,652	1,304,712
Cadiz, Inc.(a)(b)	33,554	321,783
Calavo Growers, Inc.	25,263	1,961,419
Cal-Maine Foods, Inc.(a)	56,028	2,152,596
Fresh Del Monte Produce, Inc.	46,986	1,345,209
GrowGeneration Corp.(a)	61,629	3,062,345
Limoneira Co.	25,358	443,765
Sanderson Farms, Inc.	30,581	4,763,908

		15,609,039

Air Transport — 0.5%
Air Transport Services Group, Inc.(a)	88,944	2,602,501
Allegiant Travel Co.	20,564	5,018,850
Atlas Air Worldwide Holdings, Inc.(a)	41,918	2,533,524
Hawaiian Holdings, Inc.	72,710	1,939,176
Mesa Air Group, Inc.(a)(b)	50,631	680,987
SkyWest, Inc.	74,955	4,083,548
Spirit Airlines, Inc.(a)	153,641	5,669,353

		22,527,939

Alternative Energy — 0.2%
Ameresco, Inc., Class A	37,486	1,822,944
Green Brick Partners, Inc.	53,275	1,208,277
Green Plains, Inc.	51,340	1,389,774
REX American Resources Corp.	8,390	706,186
Sunnova Energy International, Inc.	89,346	3,647,104

		8,774,285

Aluminum — 0.4%
Alcoa Corp.(a)	289,649	9,410,696
Arconic Corp.(a)	157,861	4,008,091

Security	Shares	Value

Aluminum (continued)
Century Aluminum Co.(a)	85,046	$1,501,912
Kaiser Aluminum Corp.	24,030	2,655,315

		17,576,014

Asset Management & Custodian — 0.8%
Arlington Asset Investment Corp., Class A(a)	50,529	204,137
Artisan Partners Asset Management, Inc., Class A	88,745	4,629,827
Assetmark Financial Holdings, Inc.(a)	25,780	601,705
B. Riley Financial, Inc.	30,730	1,732,557
Brightsphere Investment Group, Inc.	91,917	1,873,269
Cohen & Steers, Inc.	36,798	2,404,013
Cowen, Inc., Class A	39,112	1,374,787
Diamond Hill Investment Group, Inc.	4,531	706,881
Federated Hermes, Inc.	149,025	4,664,483
Focus Financial Partners, Inc., Class A(a)	58,399	2,430,566
GAMCO Investors, Inc., Class A	8,691	161,218
Hamilton Lane, Inc., Class A	48,934	4,333,595
Oppenheimer Holdings, Inc., Class A	12,843	514,362
PJT Partners, Inc., Class A	35,430	2,396,840
Pzena Investment Management, Inc., Class A	27,206	286,479
Sculptor Capital Management, Inc.	27,490	601,481
Silvercrest Asset Management Group, Inc., Class A	13,892	199,767
StepStone Group, Inc., Class A	28,777	1,014,965
Virtus Investment Partners, Inc.	11,204	2,638,542
Waddell & Reed Financial, Inc., Class A	99,408	2,490,170
Westwood Holdings Group, Inc.	11,268	162,935
WisdomTree Investments, Inc.	213,451	1,334,069

		36,756,648

Auto Parts — 1.0%
Adient PLC(a)	146,954	6,495,367
American Axle & Manufacturing Holdings, Inc.(a)	170,779	1,649,725
CarParts.com, Inc.(a)	52,444	748,900
Dana, Inc.	226,796	5,517,947
Dorman Products, Inc.(a)	40,432	4,149,940
Fox Factory Holding Corp.(a)	64,153	8,151,280
Gentherm, Inc.(a)	49,895	3,697,718
Meritor, Inc.(a)	105,280	3,097,338
Standard Motor Products, Inc.	31,903	1,326,527
Stoneridge, Inc.(a)	40,062	1,274,372
Tenneco, Inc., Class A(a)	79,394	851,104
Visteon Corp.(a)	43,540	5,309,703
Workhorse Group, Inc.(a)(b)	142,583	1,963,368
XPEL Inc.(a)(b)	25,474	1,322,865

		45,556,154

Auto Services — 0.2%
Cooper Tire & Rubber Co.	79,719	4,462,669
Goodyear Tire & Rubber Co.(a)	360,738	6,338,167

		10,800,836

Back Office Support, HR & Consulting — 1.4%
ASGN, Inc.(a)(b)	79,111	7,550,354
Barrett Business Services, Inc.	11,581	797,468
BGSF, Inc.	16,595	232,330
CBIZ, Inc.(a)	77,919	2,544,835
Conduent, Inc.(a)	251,223	1,673,145
CRA International, Inc.	11,737	876,050
DHI Group, Inc.(a)	70,203	235,180
ExlService Holdings, Inc.(a)	52,205	4,706,803
Forrester Research, Inc.(a)	17,200	730,656
GP Strategies Corp.(a)	20,881	364,373

S E R I E S S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Back Office Support, HR & Consulting (continued)
Hackett Group, Inc.	38,500	$631,015
Heidrick & Struggles International, Inc.	29,596	1,057,169
Huron Consulting Group, Inc.(a)	34,108	1,718,361
ICF International, Inc.	29,053	2,539,232
Insperity, Inc.	54,402	4,555,623
Kelly Services, Inc., Class A	49,628	1,105,216
Kforce, Inc.	30,227	1,620,167
Korn Ferry	84,549	5,273,321
Liquidity Services, Inc.(a)	40,114	745,318
Mastech Digital, Inc.(a)	6,612	116,437
MAXIMUS, Inc.	94,647	8,427,369
NV5 Global, Inc.(a)	16,398	1,583,555
PAE, Inc.(a)	88,677	799,867
PFSweb, Inc.(a)	23,380	157,815
Resources Connection, Inc.	47,710	645,993
ServiceSource International, Inc.(a)	144,672	212,668
StarTek, Inc.(a)	27,578	219,245
Sykes Enterprises, Inc.(a)	58,148	2,563,164
Target Hospitality Corp.(a)	49,812	125,028
TriNet Group, Inc.(a)	62,504	4,872,812
TrueBlue, Inc.(a)	53,309	1,173,864
TTEC Holdings, Inc.	27,782	2,790,702

		62,645,135

Banks: Diversified — 8.2%
1st Constitution Bancorp	15,643	275,473
1st Source Corp.	25,200	1,199,016
ACNB Corp.	13,727	402,201
Allegiance Bancshares, Inc.	31,564	1,279,605
Altabancorp	23,842	1,002,318
Ambac Financial Group, Inc.(a)	68,315	1,143,593
Amerant Bancorp, Inc.(a)	35,071	651,268
American National Bankshares, Inc.	17,212	569,201
Ameris Bancorp	102,221	5,367,625
Ames National Corp.	15,056	385,132
Arrow Financial Corp.	21,859	728,123
Atlantic Capital Bancshares, Inc.(a)	35,085	845,548
Atlantic Union Bankshares Corp.	117,383	4,502,812
Auburn National BanCorp., Inc.	3,667	140,703
BancFirst Corp.	27,384	1,935,775
Banco Latinoamericano de Comercio Exterior SA, Class E	48,028	726,664
Bancorp, Inc.(a)	77,374	1,603,189
BancorpSouth Bank	154,438	5,016,146
Bank First Corp.	10,024	751,700
Bank of Commerce Holdings	26,212	334,203
Bank of Marin Bancorp	21,243	831,876
Bank of NT Butterfield & Son Ltd.	76,682	2,930,786
Bank of Princeton	9,690	277,328
Bank7 Corp.	7,304	128,623
Bankwell Financial Group, Inc.	9,839	265,161
Banner Corp.	52,372	2,792,999
Bar Harbor Bankshares	21,850	642,827
Baycom Corp.(a)	18,197	327,910
BCB Bancorp, Inc.	22,779	314,350
Boston Private Financial Holdings, Inc.	123,844	1,649,602
Bridgewater Bancshares, Inc.(a)	35,112	567,059
Bryn Mawr Bank Corp.	30,065	1,368,258
Business First Bancshares, Inc.	28,633	685,188
Byline Bancorp, Inc.	37,376	790,502
C&F Financial Corp.	5,703	252,586
Cadence BanCorp	193,030	4,001,512

Security	Shares	Value

Banks: Diversified (continued)
California Bancorp, Inc.(a)	10,997	$195,857
Cambridge Bancorp	10,129	854,077
Camden National Corp.	23,340	1,117,052
Capital Bancorp, Inc.(a)(b)	13,728	264,813
Capital City Bank Group, Inc.	21,636	562,969
Capitol Federal Financial, Inc.	198,169	2,624,748
Capstar Financial Holdings, Inc.	25,571	441,100
Carter Bankshares, Inc.(a)	35,497	495,538
Cathay General Bancorp	114,872	4,684,480
CB Financial Services, Inc.	6,377	141,123
CBTX, Inc.	23,931	735,160
Central Pacific Financial Corp.	36,134	964,055
Central Valley Community Bancorp	17,643	324,808
Century Bancorp, Inc., Class A	4,500	419,895
Chemung Financial Corp.	6,300	263,466
ChoiceOne Financial Services, Inc.	10,991	264,334
CIT Group, Inc.	152,944	7,878,145
Citizens & Northern Corp.	21,059	500,783
Citizens Holding Co.	6,395	127,261
City Holding Co.	23,672	1,935,896
Civista Bancshares, Inc.	26,232	601,762
CNB Financial Corp.	23,280	572,921
Coastal Financial Corp.(a)	13,132	344,321
Codorus Valley Bancorp, Inc.	16,462	303,065
Colony Bankcorp, Inc.	13,079	204,032
Columbia Banking System, Inc.	111,572	4,807,637
Columbia Financial, Inc.(a)(b)	71,311	1,246,516
Community Bank System, Inc.	80,268	6,158,161
Community Bankers Trust Corp.	31,921	281,543
Community Financial Corp.	8,247	282,460
Community Trust Bancorp, Inc.	22,638	996,751
ConnectOne Bancorp, Inc.	53,694	1,361,143
County Bancorp, Inc.	6,837	163,883
CrossFirst Bankshares, Inc.(a)	70,864	977,215
Customers Bancorp, Inc.(a)	33,772	1,074,625
CVB Financial Corp.	196,554	4,341,878
Eagle Bancorp, Inc.	47,681	2,537,106
Eastern Bankshares, Inc.	259,833	5,012,179
Enterprise Bancorp, Inc.	13,849	450,369
Enterprise Financial Services Corp.	37,588	1,858,351
Equity Bancshares, Inc., Class A(a)	20,806	570,084
Esquire Financial Holdings, Inc.(a)	11,357	259,053
Evans Bancorp, Inc.	8,451	286,404
Farmers & Merchants Bancorp, Inc./Archbold	16,838	423,307
Farmers National Banc Corp.	42,743	713,808
FB Financial Corp.	48,159	2,141,149
Fidelity D&D Bancorp, Inc.	6,449	396,613
Financial Institutions, Inc.	26,478	802,019
First Bancorp, Inc.	16,608	484,788
First BanCorp, Puerto Rico	327,353	3,685,995
First Bancorp/Southern Pines NC	43,112	1,875,372
First Bancshares, Inc.	32,134	1,176,426
First Bank/Hamilton	24,595	299,321
First Busey Corp.	77,953	1,999,494
First Business Financial Services, Inc.	12,615	311,969
First Choice Bancorp	16,926	411,471
First Commonwealth Financial Corp.	139,403	2,003,221
First Community Bancshares, Inc.	25,204	755,868
First Community Corp.	8,993	179,410
First Financial Bancorp	152,738	3,665,712
First Financial Bankshares, Inc.	199,741	9,333,897
First Financial Corp.	20,784	935,488

2

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks: Diversified (continued)
First Foundation, Inc.	58,618	$1,375,178
First Guaranty Bancshares, Inc.	8,862	158,718
First Internet Bancorp	14,564	513,090
First Interstate Bancsystem, Inc., Class A	61,723	2,841,727
First Merchants Corp.	80,506	3,743,529
First Mid Bancshares, Inc.	23,111	1,015,266
First Midwest Bancorp, Inc.	171,475	3,757,017
First Northwest Bancorp	15,452	256,812
First of Long Island Corp.	28,732	610,555
First Savings Financial Group, Inc.	2,711	182,017
First United Corp.	9,750	171,795
First Western Financial, Inc.(a)	8,230	205,832
Flagstar Bancorp, Inc.	74,803	3,373,615
FNCB Bancorp, Inc.	29,402	221,691
Franklin Financial Services Corp.	7,291	227,333
FS Bancorp, Inc.	6,135	412,272
Fulton Financial Corp.	247,612	4,216,832
FVCBankcorp, Inc.(a)	18,272	316,471
German American Bancorp, Inc.	38,518	1,780,302
Glacier Bancorp, Inc.	148,435	8,472,670
Great Western Bancorp, Inc.	87,506	2,650,557
Guaranty Bancshares, Inc.	11,719	430,673
Hancock Whitney Corp.	135,308	5,684,289
Hanmi Financial Corp.	35,695	704,262
HarborOne Bancorp, Inc.	79,912	1,076,415
Hawthorn Bancshares, Inc.	10,042	213,794
HBT Financial, Inc.	16,051	274,793
Heartland Financial USA, Inc.	54,197	2,723,941
Heritage Commerce Corp.	96,249	1,176,163
Home BancShares, Inc.	231,777	6,269,568
Hope Bancorp, Inc.	164,675	2,480,005
Horizon Bancorp	66,840	1,241,887
Howard Bancorp, Inc.(a)(b)	20,178	331,726
Independent Bank Corp.	80,941	5,039,218
Independent Bank Group, Inc.	57,278	4,137,763
International Bancshares Corp.	80,297	3,727,387
Investar Holding Corp.	15,819	325,080
Lakeland Bancorp, Inc.	75,630	1,318,231
Lakeland Financial Corp.	36,824	2,547,853
Landmark Bancorp, Inc./Manhattan KS	4,609	121,770
LCNB Corp.	20,442	357,735
Level One Bancorp, Inc.	8,912	229,751
Limestone Bancorp, Inc.(a)	7,262	115,103
Live Oak Bancshares, Inc.(b)	43,082	2,950,686
Luther Burbank Corp.	30,326	358,757
Macatawa Bank Corp.	45,179	449,531
Mackinac Financial Corp.	16,516	231,554
MainStreet Bancshares, Inc.(a)	11,835	245,695
Mercantile Bank Corp.	22,520	731,224
Merchants Bancorp	13,452	564,177
Meridian Corp.	7,428	193,128
Metrocity Bankshares, Inc.	28,203	433,762
Metropolitan Bank Holding Corp.(a)	10,735	540,615
Mid Penn Bancorp, Inc.	11,675	313,007
Middlefield Banc Corp.	8,687	182,080
Midland States Bancorp, Inc.	32,587	903,963
MVB Financial Corp.	14,651	495,204
National Bank Holdings Corp., Class A	48,196	1,912,417
National Bankshares, Inc.	10,664	378,679
NBT Bancorp, Inc.	65,310	2,605,869
Nicolet Bankshares, Inc.(a)	13,370	1,115,860
Northeast Bank	11,696	308,657
Northrim BanCorp, Inc.	9,948	422,889

Security	Shares	Value

Banks: Diversified (continued)
Norwood Financial Corp.	9,898	$263,386
Oak Valley Bancorp	11,873	203,622
OFG Bancorp	75,065	1,697,970
Ohio Valley Banc Corp.	7,057	171,344
Old National Bancorp	254,364	4,919,400
Old Second Bancorp, Inc.	47,962	633,578
OP Bancorp	19,730	207,560
Origin Bancorp, Inc.	33,731	1,430,532
Orrstown Financial Services, Inc.	17,730	395,379
Pacific Premier Bancorp, Inc.	121,865	5,293,816
Park National Corp.	21,882	2,829,343
Parke Bancorp, Inc.	17,346	346,747
PCB Bancorp	18,656	279,840
PCSB Financial Corp.	24,272	403,158
Peapack Gladstone Financial Corp.	30,765	950,023
Penns Woods Bancorp, Inc.	12,286	295,970
Peoples Bancorp of North Carolina, Inc.	7,687	181,721
Peoples Bancorp, Inc.	28,207	935,626
Peoples Financial Services Corp.	10,739	453,615
Pioneer Bancorp, Inc.(a)	20,117	234,363
Preferred Bank	18,147	1,155,601
Premier Financial Bancorp, Inc.	19,644	365,182
Primis Financial Corp.	32,511	472,710
Professional Holding Corp., Class A(a)(b)	14,295	262,599
Provident Financial Services, Inc.	114,549	2,552,152
QCR Holdings, Inc.	24,093	1,137,671
RBB Bancorp	26,421	535,554
Red River Bancshares, Inc.(b)	7,783	435,926
Reliant Bancorp, Inc.	23,597	677,706
Renasant Corp.	83,410	3,451,506
Republic Bancorp, Inc., Class A	15,627	692,120
Republic First Bancorp, Inc.(a)	77,302	291,429
S&T Bancorp, Inc.	55,903	1,872,750
Salisbury Bancorp, Inc.	3,726	165,472
Sandy Spring Bancorp, Inc.	70,756	3,072,933
SB Financial Group, Inc.	10,278	187,676
Seacoast Banking Corp. of Florida(a)	76,349	2,766,888
Select Bancorp, Inc.(a)	33,126	366,705
ServisFirst Bancshares, Inc.	76,117	4,668,256
Shore Bancshares, Inc.	19,378	329,814
Sierra Bancorp	23,052	617,794
Silvergate Capital Corp., Class A(a)	30,687	4,362,771
Simmons First National Corp., Class A	164,754	4,888,251
SmartFinancial, Inc.	21,356	462,357
South Plains Financial, Inc.	17,062	387,649
South State Corp.	108,402	8,510,641
Southern First Bancshares, Inc.(a)	11,833	554,731
Southside Bancshares, Inc.	48,411	1,864,308
Spirit of Texas Bancshares, Inc.	21,126	471,321
Standard AVB Financial Corp.	4,967	162,173
Stock Yards Bancorp, Inc.	31,597	1,613,343
Summit Financial Group, Inc.	19,115	507,503
Texas Capital Bancshares, Inc.(a)	76,744	5,442,684
Tompkins Financial Corp.	22,163	1,832,880
TowneBank	100,095	3,042,888
Trico Bancshares	39,683	1,879,784
TriState Capital Holdings, Inc.(a)	42,768	986,230
Triumph Bancorp, Inc.(a)	34,915	2,702,072
TrustCo Bank Corp. NY	153,275	1,129,637
Trustmark Corp.	95,473	3,213,621
UMB Financial Corp.	68,075	6,285,365
United Bankshares, Inc.	191,520	7,388,842
United Community Banks, Inc.	118,261	4,035,065

S E R I E S S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks: Diversified (continued)
United Security Bancshares	24,184	$198,067
Unity Bancorp, Inc.	11,142	245,124
Univest Financial Corp.	40,657	1,162,384
Valley National Bancorp	615,947	8,463,112
Veritex Holdings, Inc.	71,024	2,323,905
Washington Trust Bancorp, Inc.	26,664	1,376,662
WesBanco, Inc.	98,208	3,541,380
West BanCorp., Inc.	26,795	645,492
Westamerica BanCorp	40,498	2,542,464

		360,565,792

Banks: Savings, Thrift & Mortgage Lending — 1.1%
Amalgamated Financial Corp.	20,899	346,714
Axos Financial, Inc.(a)	89,522	4,208,429
Banc of California, Inc.	66,911	1,209,751
BankFinancial Corp.	23,860	246,235
BankUnited, Inc.	139,380	6,125,751
Berkshire Hills Bancorp, Inc.	65,941	1,471,803
Brookline Bancorp, Inc.	112,560	1,688,400
Eagle Bancorp Montana, Inc.	7,091	172,453
ESSA Bancorp, Inc.	15,567	249,072
First Capital, Inc.	5,565	271,071
Flushing Financial Corp.	44,444	943,546
Great Southern Bancorp, Inc.	14,826	840,189
Greene County Bancorp, Inc.	5,855	146,434
Heritage Financial Corp.	54,675	1,544,022
Hingham Institution for Savings	2,201	624,556
Home Bancorp, Inc.	12,224	440,675
Home Point Capital, Inc.(a)	7,506	69,806
HomeStreet, Inc.	28,659	1,263,002
Investors Bancorp, Inc.	350,649	5,151,034
Kearny Financial Corp.	113,470	1,370,718
Ladder Capital Corp.	161,025	1,900,095
Meridian Bancorp, Inc.	72,294	1,331,656
Northfield Bancorp, Inc.	74,887	1,192,201
Northwest Bancshares, Inc.	184,801	2,670,374
OceanFirst Financial Corp.	88,073	2,108,468
Oconee Federal Financial Corp.	2,178	56,802
Ponce de Leon Federal Bank(a)	14,188	157,629
Premier Financial Corp.	56,239	1,870,509
Provident Bancorp, Inc.	19,347	278,597
Provident Financial Holdings, Inc.	10,685	180,577
Prudential Bancorp, Inc.	14,298	211,038
Richmond Mutual BanCorp., Inc.	23,457	318,077
Riverview Bancorp, Inc.	37,996	263,312
Southern Missouri Bancorp, Inc.	12,070	475,799
Sterling Bancorp, Inc.	27,375	154,943
Territorial Bancorp, Inc.	12,118	320,642
Timberland Bancorp, Inc.	11,142	309,859
Washington Federal, Inc.	117,877	3,630,612
Waterstone Financial, Inc.	33,179	677,515
Western New England Bancorp, Inc.	35,377	298,228
WSFS Financial Corp.	72,072	3,588,465

		50,379,059

Beverage: Soft Drinks — 0.2%
Celsius Holdings, Inc.(a)	54,457	2,616,659
Coca-Cola Consolidated, Inc.	7,185	2,074,884
Farmer Bros Co.(a)(b)	27,036	282,256
National Beverage Corp.(b)	35,891	1,755,429

Security	Shares	Value

Beverage: Soft Drinks (continued)
NewAge, Inc.(a)	146,691	$419,536
Primo Water Corp.	237,666	3,864,449

		11,013,213

Biotechnology — 9.4%
4D Molecular Therapeutics, Inc.(a)	11,219	486,680
89bio, Inc.(a)	12,295	291,146
ADMA Biologics, Inc.(a)(b)	96,552	169,932
Aduro Biotech, Inc.(c)	21,953	65,859
Adverum Biotechnologies, Inc.(a)(b)	136,226	1,343,188
Aeglea BioTherapeutics, Inc.(a)	71,346	565,060
Affimed NV(a)	170,042	1,345,032
Agenus, Inc.(a)	239,060	650,243
Akebia Therapeutics, Inc.(a)	220,379	745,983
Akero Therapeutics, Inc.(a)	20,564	596,562
Akouos, Inc.(a)	36,026	499,681
Albireo Pharma, Inc.(a)(b)	25,915	913,504
Alector, Inc.(a)	69,982	1,409,437
Aligos Therapeutics, Inc.(a)	14,859	337,894
Allakos, Inc.(a)	39,729	4,560,095
Allogene Therapeutics, Inc.(a)	82,085	2,897,600
Allovir, Inc.(a)(b)	44,294	1,036,480
ALX Oncology Holdings, Inc.(a)	26,983	1,989,726
Amicus Therapeutics, Inc.(a)	409,444	4,045,307
AnaptysBio, Inc.(a)	32,273	695,483
Anavex Life Sciences Corp.(a)(b)	88,555	1,323,897
ANI Pharmaceuticals, Inc.(a)	15,228	550,340
Annexon, Inc.(a)	43,993	1,224,765
Apellis Pharmaceuticals, Inc.(a)	95,577	4,101,209
Applied Genetic Technologies Corp.(a)(b)	63,124	320,039
Applied Molecular Transport, Inc.(a)	33,248	1,463,244
Applied Therapeutics, Inc.(a)	22,529	422,531
Aprea Therapeutics, Inc.(a)(b)	12,141	61,919
Aptinyx, Inc.(a)	40,764	122,292
Aravive, Inc.(a)	20,451	134,772
Arcturus Therapeutics Holdings, Inc.(a)(b)	30,796	1,271,875
Arcus Biosciences, Inc.(a)	64,491	1,810,907
Arcutis Biotherapeutics, Inc.(a)	34,913	1,010,033
Ardelyx, Inc.(a)(b)	116,959	774,269
Arena Pharmaceuticals, Inc.(a)	90,974	6,312,686
Arvinas, Inc.(a)	57,599	3,807,294
Assembly Biosciences, Inc.(a)	51,988	239,145
Atara Biotherapeutics, Inc.(a)	133,730	1,920,363
Athenex, Inc.(a)(b)	111,544	479,639
Athersys, Inc.(a)(b)	255,927	460,669
Atreca, Inc., Class A(a)	45,165	692,379
AVEO Pharmaceuticals, Inc.(a)	34,458	252,233
Avid Bioservices, Inc.(a)	101,532	1,850,928
Avidity Biosciences, Inc.(a)	45,660	995,845
Avrobio, Inc.(a)(b)	52,376	664,651
Axcella Health, Inc.(a)	12,271	58,410
Beam Therapeutics, Inc.(a)	62,907	5,035,076
Bellerophon Therapeutics, Inc.(a)	6,417	33,304
Beyondspring, Inc.(a)	27,691	306,539
BioAtla, Inc.(a)	20,644	1,049,541
BioCryst Pharmaceuticals, Inc.(a)(b)	269,984	2,745,737
BioDelivery Sciences International, Inc.(a)	139,121	543,963
Biohaven Pharmaceutical Holding Co. Ltd.(a)	75,810	5,181,613
Bioventus, Inc., Class A(a)(b)	9,536	145,710
Bioxcel Therapeutics, Inc.(a)	19,754	852,583
Black Diamond Therapeutics, Inc.(a)	27,532	667,926
Blueprint Medicines Corp.(a)	85,961	8,357,988

4

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Bolt Biotherapeutics, Inc.(a)(b)	18,329	$603,207
BrainStorm Cell Therapeutics, Inc.(a)	44,535	170,569
Bridgebio Pharma, Inc.(a)(b)	145,743	8,977,769
C4 Therapeutics, Inc.(a)	16,047	593,579
Cabaletta Bio Inc.(a)	21,359	237,085
Calithera Biosciences, Inc.(a)(b)	96,772	234,188
Calyxt, Inc.(a)	16,435	98,939
CASI Pharmaceuticals, Inc.(a)	100,105	240,252
Castle Biosciences, Inc.(a)(b)	21,894	1,498,863
Catabasis Pharmaceuticals, Inc.(a)	30,400	87,856
Catalyst Biosciences, Inc.(a)	43,138	217,416
Catalyst Pharmaceuticals, Inc.(a)	150,582	694,183
CEL-SCI Corp.(a)(b)	55,169	839,120
Champions Oncology, Inc.(a)	10,748	121,452
Checkmate Pharmaceuticals, Inc.(a)	11,311	137,316
Checkpoint Therapeutics, Inc.(a)(b)	78,344	246,000
ChemoCentryx, Inc.(a)	75,616	3,874,564
Chiasma, Inc.(a)(b)	80,034	250,506
Chinook Therapeutics, Inc.(a)	21,953	341,150
Cidara Therapeutics, Inc.(a)	54,478	144,911
Clovis Oncology, Inc.(a)(b)	127,507	895,099
Codexis, Inc.(a)(b)	86,689	1,984,311
Codiak Biosciences, Inc.(a)	9,857	148,644
Cohbar, Inc.(a)(b)	36,941	50,240
Coherus Biosciences, Inc.(a)	90,006	1,314,988
Collegium Pharmaceutical, Inc.(a)	52,060	1,233,822
Constellation Pharmaceuticals, Inc.(a)	46,535	1,088,454
Contra GTX, Inc.(b)(c)	944	1,935
ContraFect Corp.(a)(b)	40,527	194,530
Corbus Pharmaceuticals Holdings, Inc.(a)	110,272	217,236
Cortexyme, Inc.(a)(b)	24,234	873,151
Crinetics Pharmaceuticals, Inc.(a)	42,767	653,480
Cue Biopharma, Inc.(a)	46,824	571,253
Cullinan Oncology, Inc.(a)(b)	19,363	806,856
Cyclerion Therapeutics, Inc.(a)	38,797	108,244
Cymabay Therapeutics, Inc.(a)	104,476	474,321
Cytokinetics, Inc.(a)	100,811	2,344,864
CytomX Therapeutics, Inc.(a)	91,799	709,606
CytoSorbents Corp.(a)	64,033	555,806
Decibel Therapeutics, Inc.(a)	9,460	107,466
Deciphera Pharmaceuticals, Inc.(a)(b)	62,795	2,815,728
Denali Therapeutics, Inc.(a)(b)	98,585	5,629,203
Dyadic International, Inc.(a)	32,232	176,954
Dynavax Technologies Corp.(a)(b)	162,476	1,597,139
Dyne Therapeutics, Inc.(a)	24,052	373,528
Editas Medicine, Inc.(a)	105,523	4,431,966
Eiger Biopharmaceuticals, Inc.(a)	48,670	430,729
Emergent Biosolutions, Inc.(a)	70,386	6,539,563
Enochian Biosciences, Inc.(a)(b)	26,154	92,585
Enzo Biochem, Inc.(a)	72,225	248,454
Epizyme, Inc.(a)	137,866	1,200,813
Evelo Biosciences, Inc.(a)(b)	33,285	356,150
Evofem Biosciences, Inc.(a)(b)	122,743	214,800
Exicure, Inc.(a)	97,371	212,269
Fate Therapeutics, Inc.(a)	117,877	9,718,959
Fennec Pharmaceuticals, Inc.(a)	35,740	221,945
FibroGen, Inc.(a)(b)	133,924	4,648,502
Five Prime Therapeutics, Inc.(a)	53,384	2,010,975
Foghorn Therapeutics, Inc.(a)	10,411	137,217
Forma Therapeutics Holdings, Inc.(a)(b)	45,306	1,269,474
Fortress Biotech, Inc.(a)(b)	95,910	338,562
Frequency Therapeutics, Inc.(a)	38,259	363,461
Fulcrum Therapeutics, Inc.(a)	24,460	288,139

Security	Shares	Value

Biotechnology (continued)
G1 Therapeutics, Inc.(a)	52,096	$1,253,430
Galera Therapeutics, Inc.(a)	14,122	124,556
Generation Bio Co.(a)(b)	64,728	1,842,159
GenMark Diagnostics, Inc.(a)	106,082	2,535,360
Genprex, Inc.(a)	48,173	207,626
Geron Corp.(a)(b)	436,582	689,800
GlycoMimetics, Inc.(a)	55,407	166,775
Gossamer Bio, Inc.(a)	87,352	808,006
Gritstone Oncology, Inc.(a)	46,803	441,352
Halozyme Therapeutics, Inc.(a)	206,264	8,599,146
Harpoon Therapeutics, Inc.(a)	20,199	422,563
Harvard Bioscience, Inc.(a)	61,301	334,703
Heron Therapeutics, Inc.(a)	134,384	2,178,365
Homology Medicines, Inc.(a)	52,977	498,514
Hookipa Pharma, Inc.(a)(b)	22,901	308,018
iBio, Inc.(a)(b)	316,447	487,328
Ideaya Biosciences, Inc.(a)	26,042	611,987
IGM Biosciences, Inc.(a)	11,313	867,594
IMARA, Inc.(a)(b)	11,605	97,946
Immunic, Inc.(a)	9,097	145,006
ImmunityBio, Inc.(a)(b)	48,556	1,152,719
ImmunoGen, Inc.(a)	290,779	2,355,310
Immunome, Inc.(a)(b)	4,503	152,562
Immunovant, Inc.(a)	58,435	937,297
Inhibrx, Inc.(a)(b)	11,579	232,391
Inovio Pharmaceuticals, Inc.(a)(b)	286,460	2,658,349
Inozyme Pharma, Inc.(a)	17,048	337,550
Insmed, Inc.(a)	153,904	5,241,970
Intellia Therapeutics, Inc.(a)	85,581	6,868,303
Intercept Pharmaceuticals, Inc.(a)	39,764	917,753
Invitae Corp.(a)(b)	183,994	7,030,411
iTeos Therapeutics, Inc.(a)	29,142	996,074
IVERIC bio, Inc.(a)	121,414	750,339
Jounce Therapeutics, Inc.(a)	29,247	300,367
Kadmon Holdings, Inc.(a)	269,915	1,049,969
Kala Pharmaceuticals, Inc.(a)(b)	61,146	412,124
Kaleido Biosciences, Inc.(a)(b)	19,163	155,220
KalVista Pharmaceuticals, Inc.(a)	28,539	733,167
Karuna Therapeutics, Inc.(a)	24,062	2,892,974
Karyopharm Therapeutics, Inc.(a)	109,244	1,149,247
Keros Therapeutics, Inc.(a)	20,230	1,245,156
Kezar Life Sciences, Inc.(a)	45,133	268,993
Kindred Biosciences, Inc.(a)	62,160	308,935
Kiniksa Pharmaceuticals Ltd., Class A(a)	41,111	760,965
Kinnate Biopharma, Inc.(a)(b)	19,690	613,540
Kodiak Sciences, Inc.(a)	51,580	5,848,656
Kronos Bio, Inc.(a)(b)	22,149	648,301
Krystal Biotech, Inc.(a)	25,113	1,934,706
Kura Oncology, Inc.(a)	94,706	2,677,339
Kymera Therapeutics, Inc.(a)	15,511	602,757
Lexicon Pharmaceuticals, Inc.(a)	74,501	437,321
Ligand Pharmaceuticals, Inc.(a)	21,900	3,338,655
LogicBio Therapeutics, Inc.(a)(b)	21,456	156,200
Lyra Therapeutics, Inc.(a)	10,669	123,654
MacroGenics, Inc.(a)	83,630	2,663,615
Madrigal Pharmaceuticals, Inc.(a)	13,354	1,562,017
Magenta Therapeutics, Inc.(a)	32,370	383,261
MannKind Corp.(a)(b)	345,877	1,355,838
Marinus Pharmaceuticals, Inc.(a)(b)	43,205	668,813
Marker Therapeutics, Inc.(a)	45,421	101,743
MediciNova, Inc.(a)	69,665	351,808
MeiraGTx Holdings PLC(a)	34,888	503,434
Mersana Therapeutics, Inc.(a)(b)	82,481	1,334,543

S E R I E S S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Minerva Neurosciences, Inc.(a)	50,133	$146,388
Mirati Therapeutics, Inc.(a)	66,051	11,314,536
Mirum Pharmaceuticals, Inc.(a)	8,546	169,382
Molecular Templates, Inc.(a)	40,936	516,612
Morphic Holding, Inc.(a)	21,402	1,354,319
Mustang Bio, Inc.(a)(b)	80,525	267,343
Myriad Genetics, Inc.(a)(b)	108,440	3,301,998
Natera, Inc.(a)	116,716	11,851,343
Neoleukin Therapeutics, Inc.(a)	49,979	615,241
NeuBase Therapeutics, Inc.(a)	29,154	215,448
NeuroBo Pharmaceuticals, Inc.(a)(b)	7,183	31,605
NexImmune, Inc.(a)	8,158	155,655
NextCure, Inc.(a)	24,379	244,034
NGM Biopharmaceuticals, Inc.(a)	38,778	1,127,276
Nkarta, Inc.(a)	30,464	1,002,266
Novavax, Inc.(a)(b)	95,271	17,273,585
Nurix Therapeutics Inc.(a)	41,966	1,304,723
Nymox Pharmaceutical Corp.(a)(b)	64,230	142,591
Odonate Therapeutics, Inc.(a)	24,451	83,622
Olema Pharmaceuticals, Inc.(a)(b)	17,506	580,849
Omeros Corp.(a)(b)	90,803	1,616,293
Oncocyte Corp.(a)	110,088	571,357
Oncorus, Inc.(a)	12,177	169,504
OPKO Health, Inc.(a)(b)	605,169	2,596,175
Orgenesis, Inc.(a)(b)	29,067	166,554
ORIC Pharmaceuticals, Inc.(a)	34,132	836,234
Ovid therapeutics, Inc.(a)	72,293	290,618
Oyster Point Pharma, Inc.(a)(b)	9,415	172,106
Pacific Biosciences of California, Inc.(a)(b)	282,291	9,403,113
Pandion Therapeutics, Inc.(a)	18,950	1,137,947
Passage Bio, Inc.(a)(b)	43,195	755,049
Personalis, Inc.(a)	40,042	985,434
PhaseBio Pharmaceuticals, Inc.(a)(b)	23,083	79,867
Phathom Pharmaceuticals, Inc.(a)	17,301	649,826
Pieris Pharmaceuticals, Inc.(a)	75,974	195,253
PMV Pharmaceuticals, Inc.(a)	20,894	687,204
Poseida Therapeutics, Inc.(a)(b)	48,124	459,584
Praxis Precision Medicines, Inc.(a)	16,902	553,710
Precigen, Inc.(a)(b)	105,128	724,332
Precision BioSciences, Inc.(a)	71,991	745,107
Prelude Therapeutics, Inc.(a)	14,971	648,693
Protagonist Therapeutics, Inc.(a)	53,238	1,378,864
Protara Therapeutics, Inc.(a)	5,857	92,189
Prothena Corp. PLC(a)	45,740	1,148,989
Provention Bio, Inc.(a)	80,450	844,323
PTC Therapeutics, Inc.(a)(b)	93,568	4,430,445
Pulse Biosciences, Inc.(a)(b)	21,148	500,785
Puma Biotechnology, Inc.(a)	47,281	459,571
RadNet, Inc.(a)	66,801	1,452,922
Rapt Therapeutics, Inc.(a)	16,580	368,076
Recro Pharma, Inc.(a)	33,317	92,954
REGENXBIO, Inc.(a)	63,261	2,157,833
Relay Therapeutics, Inc.(a)(b)	69,229	2,393,247
Relmada Therapeutics, Inc.(a)	22,508	792,507
Replimune Group, Inc.(a)	36,835	1,123,836
Revolution Medicines, Inc.(a)(b)	66,064	3,031,016
Rhythm Pharmaceuticals, Inc.(a)	57,566	1,224,429
Rigel Pharmaceuticals, Inc.(a)	256,348	876,710
Rocket Pharmaceuticals, Inc.(a)(b)	60,566	2,687,313
Rockwell Medical, Inc.(a)(b)	110,669	128,376
Rubius Therapeutics, Inc.(a)(b)	55,084	1,459,726
Sangamo Therapeutics, Inc.(a)(b)	177,351	2,222,208

Security	Shares	Value

Biotechnology (continued)
Satsuma Pharmaceuticals, Inc.(a)	15,447	$91,292
Savara, Inc.(a)	79,628	165,626
Scholar Rock Holding Corp.(a)(b)	42,334	2,144,640
Scopus Biopharma, Inc.(a)	6,024	50,903
Selecta Biosciences, Inc.(a)	104,607	473,347
Sensei Biotherapeutics, Inc.(a)	10,002	145,329
Seres Therapeutics, Inc.(a)	85,425	1,758,901
Shattuck Labs, Inc.(a)	19,926	582,636
Sigilon Therapeutics, Inc.(a)	10,362	231,591
Silverback Therapeutics, Inc.(a)(b)	22,868	997,731
Soleno Therapeutics, Inc.(a)(b)	105,332	132,718
Solid Biosciences, Inc.(a)	42,983	237,696
Sorrento Therapeutics, Inc.(a)(b)	402,084	3,325,235
Spero Therapeutics, Inc.(a)(b)	32,911	484,450
SpringWorks Therapeutics, Inc.(a)	36,626	2,694,575
Spruce Biosciences, Inc.(a)	9,625	159,775
SQZ Biotechnologies Co.(a)(b)	6,158	84,241
Stoke Therapeutics, Inc.(a)	20,351	790,433
Strongbridge Biopharma PLC(a)	59,034	162,934
Sutro Biopharma, Inc.(a)	48,756	1,109,687
Syros Pharmaceuticals, Inc.(a)	70,236	525,365
Taysha Gene Therapies, Inc.(a)	12,033	244,270
TCR2 Therapeutics, Inc.(a)	43,536	961,275
Translate Bio, Inc.(a)	103,874	1,712,882
Travere Therapeutics, Inc.(a)	83,163	2,076,580
Tricida, Inc.(a)(b)	47,941	253,608
Turning Point Therapeutics, Inc.(a)	58,769	5,558,960
Twist Bioscience Corp.(a)	72,722	9,007,347
Tyme Technologies, Inc.(a)(b)	98,792	175,850
UNITY Biotechnology, Inc.(a)(b)	55,684	334,104
UroGen Pharma Ltd.(a)	29,912	582,686
Vanda Pharmaceuticals, Inc.(a)	81,038	1,217,191
Vaxart, Inc.(a)(b)	80,869	489,257
Vaxcyte, Inc.(a)	43,317	855,511
VBI Vaccines, Inc.(a)(b)	276,911	861,193
Veracyte, Inc.(a)	104,018	5,590,967
Verastem, Inc.(a)	257,792	636,746
Vericel Corp.(a)(b)	69,289	3,849,004
Verrica Pharmaceuticals, Inc.(a)(b)	21,272	322,271
Viking Therapeutics, Inc.(a)	101,263	640,488
Vir Biotechnology, Inc.(a)(b)	81,445	4,175,685
Vor BioPharma, Inc.(a)	16,552	713,391
vTv Therapeutics Inc., Class A(a)	15,680	44,218
VYNE Therapeutics, Inc.(a)(b)	53,915	369,048
X4 Pharmaceuticals, Inc.(a)	25,656	220,898
XBiotech, Inc.(a)	21,897	375,971
Xencor, Inc.(a)	89,184	3,840,263
Xeris Pharmaceuticals, Inc.(a)(b)	67,887	306,170
XOMA Corp.(a)(b)	9,810	400,346
Y-mAbs Therapeutics, Inc.(a)	46,760	1,414,022
Zentalis Pharmaceuticals, Inc.(a)	43,700	1,896,143
ZIOPHARM Oncology, Inc.(a)(b)	326,456	1,175,242

		416,645,919

Building Materials — 1.3%
Alpha Pro Tech Ltd.(a)(b)	20,653	201,573
Aspen Aerogels, Inc.(a)(b)	31,735	645,490
Builders FirstSource, Inc.(a)	313,720	14,547,196
Caesarstone Ltd.	34,219	469,827
Cornerstone Building Brands, Inc.(a)	65,004	912,006
Gibraltar Industries, Inc.(a)	51,510	4,713,680
Griffon Corp.	69,919	1,899,699
Louisiana-Pacific Corp.	169,938	9,424,762

6

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Materials (continued)
LSI Industries, Inc.	42,583	$363,233
Masonite International Corp.(a)	36,855	4,247,170
Patrick Industries, Inc.	34,003	2,890,255
PGT Innovations, Inc.(a)	87,158	2,200,740
Quanex Building Products Corp.	55,582	1,457,916
Simpson Manufacturing Co., Inc.	66,186	6,865,474
Summit Materials, Inc., Class A(a)(b)	174,306	4,884,054

		55,723,075

Building: Climate Control — 0.2%
AAON, Inc.	64,833	4,538,958
Comfort Systems USA, Inc.	54,665	4,087,302

		8,626,260

Building: Roofing, Wallboard & Plumbing — 0.2%
Beacon Roofing Supply, Inc.(b)	83,069	4,346,170
Forterra, Inc.	43,495	1,011,259
JELD-WEN Holding, Inc.	103,521	2,866,496

		8,223,925

Cable Television Services — 0.2%
AMC Networks, Inc., Class A(b)	43,123	2,292,419
Liberty Latin America Ltd., Class A	103,985	1,334,127
Liberty Latin America Ltd., Class C(b)	212,722	2,761,132
WideOpenWest, Inc.	80,336	1,091,766

		7,479,444

Casinos & Gambling — 1.5%
Accel Entertainment, Inc.(a)	74,397	813,159
Boyd Gaming Corp.(a)	126,255	7,443,995
Caesars Entertainment, Inc.(a)	278,272	24,334,886
Century Casinos, Inc.(a)	57,774	593,339
International Game Technology PLC	151,473	2,431,142
Monarch Casino & Resort, Inc.(a)	19,195	1,163,601
Penn National Gaming, Inc.(a)(b)	240,852	25,250,924
Scientific Games Corp., Class A(a)	91,287	3,516,375

		65,547,421

Cement — 0.1%
Concrete Pumping Holdings, Inc.	40,542	300,416
US Concrete, Inc.(b)	26,223	1,922,671

		2,223,087

Chemicals: Diversified — 0.6%
AdvanSix, Inc.(a)	40,837	1,095,248
AgroFresh Solutions, Inc.(a)	48,994	97,988
American Vanguard Corp.	45,118	920,858
Avient Corp.	142,143	6,719,100
CSW Industrials, Inc.	21,051	2,841,885
GCP Applied Technologies, Inc.(a)	80,213	1,968,427
Hawkins, Inc.	29,814	999,365
Ingevity Corp.(a)	65,029	4,911,640
Landec Corp.(a)	42,588	451,433
Marrone Bio Innovations, Inc.(a)	93,408	195,223
Rayonier Advanced Materials, Inc.(a)	91,699	831,710
Sensient Technologies Corp.	66,686	5,201,508

		26,234,385

Chemicals: Specialty — 0.8%
Advanced Emissions Solutions, Inc.	27,259	149,925
Amyris, Inc.(a)(b)	162,161	3,097,275
Balchem Corp.	48,908	6,133,552
FutureFuel Corp.	39,115	568,341
Innospec, Inc.	38,359	3,939,086
Kraton Corp.(a)	52,002	1,902,753
Livent Corp.(a)	233,082	4,036,980

Security	Shares	Value

Chemicals: Specialty (continued)
Orion Engineered Carbons SA	92,002	$1,814,279
Park Aerospace Corp.	31,735	419,537
PQ Group Holdings, Inc.	56,981	951,583
Quaker Chemical Corp.	20,194	4,922,691
Stepan Co.	32,736	4,161,073
Tronox Holdings PLC, Class A	174,544	3,194,155

		35,291,230

Coal — 0.1%
Arch Resources, Inc.	22,776	947,481
CONSOL Energy, Inc.(a)	43,544	423,248
Peabody Energy Corp.(a)	96,496	295,278
Warrior Met Coal, Inc.	76,900	1,317,297

		2,983,304

Commercial Banks — 0.1%
Dime Community Bancshares, Inc.	53,787	1,621,140
HomeTrust Bancshares, Inc.	24,560	598,036

		2,219,176

Commercial Finance & Mortgage Companies — 0.3%
Federal Agricultural Mortgage Corp., Class C	13,666	1,376,440
Meta Financial Group, Inc.	50,757	2,299,800
MMA Capital Holdings, Inc.(a)	7,816	178,283
PennyMac Financial Services, Inc.	65,659	4,390,617
RE/MAX Holdings, Inc., Class A	28,201	1,110,837
Security National Financial Corp., Class A(a)	10,244	95,781
Walker & Dunlop, Inc.	44,593	4,581,485

		14,033,243

Commercial Services & Supplies — 0.0%
Information Services Group, Inc.(a)(b)	60,206	264,907
National Research Corp.	19,745	924,658

		1,189,565

Commercial Services: Rental & Leasing — 0.8%
CAI International, Inc.	24,754	1,126,802
GATX Corp.	52,803	4,896,950
GMS, Inc.(a)	63,484	2,650,457
H&E Equipment Services, Inc.	48,832	1,855,616
Herc Holdings, Inc.(a)(b)	38,740	3,925,524
Marlin Business Services Corp.	12,216	166,626
McGrath RentCorp.	36,892	2,975,340
NOW, Inc.(a)	167,068	1,685,716
Rush Enterprises, Inc., Class B	10,246	461,992
SiteOne Landscape Supply, Inc.(a)	67,861	11,586,587
Triton International Ltd.	91,708	5,043,023
Willis Lease Finance Corp.(a)	4,940	214,693

		36,589,326

Commercial Vehicles & Parts — 0.3%
Blue Bird Corp.(a)	22,856	572,086
Cooper-Standard Holdings, Inc.(a)	25,764	935,748
Miller Industries, Inc.	17,235	796,085
Modine Manufacturing Co.(a)	85,542	1,263,455
Motorcar Parts of America, Inc.(a)(b)	27,475	618,187
Navistar International Corp.(a)(b)	75,753	3,335,405
REV Group, Inc.	49,848	955,088
Rush Enterprises, Inc., Class A	66,079	3,292,717
Shyft Group, Inc.	52,875	1,966,950
Wabash National Corp.	81,178	1,526,146

		15,261,867

Communications Technology — 0.9%
908 Devices, Inc.(a)(b)	10,084	489,074
ADTRAN, Inc.	72,278	1,205,597

S E R I E S S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Technology (continued)
Anterix, Inc.(a)	16,723	$788,657
Avaya Holdings Corp.(a)(b)	133,289	3,736,091
Bandwidth, Inc., Class A(a)	30,487	3,863,922
Bel Fuse, Inc., Class B	16,293	324,068
Calix, Inc.(a)	79,947	2,770,963
Casa Systems, Inc.(a)	46,447	442,640
Comtech Telecommunications Corp.	37,606	934,133
Digi International, Inc.(a)	44,397	843,099
DZS, Inc.(a)	20,745	322,585
Extreme Networks, Inc.(a)	184,719	1,616,291
Genasys, Inc.(a)	53,894	360,551
GSI Technology, Inc.(a)	26,370	176,415
Harmonic, Inc.(a)	143,427	1,124,468
Infinera Corp.(a)	249,303	2,400,788
Inseego Corp.(a)(b)	107,503	1,075,030
InterDigital, Inc.	49,402	3,134,557
KVH Industries, Inc.(a)	27,118	343,856
Loral Space & Communications, Inc.	19,206	723,490
Maxar Technologies, Inc.	107,749	4,075,067
NeoPhotonics Corp.(a)(b)	75,663	904,173
NETGEAR, Inc.(a)(b)	45,468	1,868,735
Ooma, Inc.(a)(b)	33,106	524,730
PCTEL, Inc.	29,322	203,788
Plantronics, Inc.	52,967	2,060,946
Powerfleet, Inc.(a)	49,839	409,676
Resonant, Inc.(a)	83,461	353,874
Ribbon Communications, Inc.(a)	123,523	1,014,124
Seachange International, Inc.(a)	38,951	60,374

		38,151,762

Computer Services Software & Systems — 6.4%
A10 Networks, Inc.(a)	89,959	864,506
ACI Worldwide, Inc.(a)	178,385	6,787,549
Akerna Corp.(a)(b)	28,196	139,288
Alarm.com Holdings, Inc.(a)	74,206	6,409,914
Altair Engineering, Inc., Class A(a)(b)	66,256	4,145,638
American Software, Inc., Class A	45,510	942,057
Appfolio, Inc., Class A(a)	24,774	3,503,291
Appian Corp.(a)	55,369	7,361,309
Asure Software, Inc.(a)	17,932	137,000
Avid Technology, Inc.(a)	46,891	989,869
Benefitfocus, Inc.(a)	41,692	575,767
Blackbaud, Inc.	73,924	5,254,518
Blackline, Inc.(a)(b)	79,062	8,570,321
Blucora, Inc.(a)	71,424	1,188,495
Bottomline Technologies DE, Inc.(a)	67,849	3,070,167
Box, Inc., Class A(a)(b)	225,969	5,188,248
Brightcove, Inc.(a)	60,050	1,208,206
Cargurus, Inc.(a)	140,331	3,344,088
Cerence, Inc.(a)	57,622	5,161,779
Cloudera, Inc.(a)	325,397	3,960,081
CommVault Systems, Inc.(a)	64,355	4,150,897
ComScore, Inc.(a)	90,134	329,890
Cornerstone OnDemand, Inc.(a)	97,459	4,247,263
Covetrus, Inc.(a)	176,646	5,294,081
CSG Systems International, Inc.	48,976	2,198,533
Digimarc Corp.(a)(b)	17,861	529,757
Digital Turbine, Inc.(a)	130,311	10,471,792
Domo, Inc., Class B(a)	43,560	2,451,992
Ebix, Inc.	40,048	1,282,737
Envestnet, Inc.(a)	83,050	5,998,701
ePlus, Inc.(a)	20,414	2,034,051

Security	Shares	Value

Computer Services Software & Systems (continued)
Eventbrite, Inc., Class A(a)(b)	97,787	$2,166,960
EverQuote, Inc., Class A(a)(b)	21,133	766,917
Evolent Health, Inc., Class A(a)(b)	114,324	2,309,345
GAN Ltd.(a)	48,038	874,292
Grid Dynamics Holdings, Inc.(a)	39,477	628,869
Groupon, Inc.(a)	38,645	1,953,312
GTY Technology Holdings, Inc.(a)	67,891	433,823
Inovalon Holdings, Inc., Class A(a)	113,094	3,254,845
Intelligent Systems Corp.(a)	11,424	467,356
Limelight Networks, Inc.(a)	179,297	640,090
LivePerson, Inc.(a)(b)	98,044	5,170,841
LiveRamp Holdings, Inc.(a)	102,393	5,312,149
Magnite, Inc.(a)(b)	171,822	7,149,513
ManTech International Corp., Class A	41,267	3,588,166
MicroStrategy, Inc., Class A(a)	11,364	7,713,883
Mimecast Ltd.(a)	92,637	3,724,934
Mitek Systems, Inc.(a)(b)	64,044	933,761
NetScout Systems, Inc.(a)	112,464	3,166,986
NIC, Inc.	104,461	3,544,362
ON24, Inc.(a)	12,588	610,644
OneSpan, Inc.(a)	56,990	1,396,255
PAR Technology Corp.(a)(b)	29,196	1,909,710
Parsons Corp.(a)(b)	37,875	1,531,665
PDF Solutions, Inc.(a)	43,263	769,216
Perficient, Inc.(a)	49,533	2,908,578
Perspecta, Inc.	216,852	6,299,551
Ping Identity Holding Corp.(a)	56,362	1,236,019
Progress Software Corp.	67,570	2,977,134
PROS Holdings, Inc.(a)(b)	65,631	2,789,317
Q2 Holdings, Inc.(a)	78,306	7,846,261
QAD, Inc., Class A	18,308	1,218,947
Rackspace Technology, Inc.(a)	51,942	1,235,181
Rapid7, Inc.(a)	78,587	5,863,376
Red Violet, Inc.(a)	10,585	194,976
Rimini Street, Inc.(a)	32,047	287,462
SailPoint Technologies Holding, Inc.(a)(b)	137,238	6,949,732
Sapiens International Corp. NV	42,492	1,350,821
Schrodinger, Inc./United States(a)	45,652	3,482,791
SecureWorks Corp., Class A(a)	13,813	184,818
ShotSpotter, Inc.(a)	11,978	420,068
Shutterstock, Inc.	33,201	2,956,217
Simulations Plus, Inc.	25,641	1,621,537
Smith Micro Software, Inc.(a)(b)	54,468	299,846
Sprout Social, Inc., Class A(a)	42,441	2,451,392
SPS Commerce, Inc.(a)	54,109	5,373,565
Sumo Logic, Inc.(a)	21,350	402,661
SVMK, Inc.(a)	187,328	3,431,849
Synchronoss Technologies, Inc.(a)(b)	64,512	230,308
TechTarget, Inc.(a)	38,426	2,668,686
Telos Corp.(a)	23,968	908,867
Tenable Holdings, Inc.(a)	107,955	3,906,352
Tucows, Inc., Class A(a)(b)	14,386	1,114,915
Unisys Corp.(a)	100,338	2,550,592
Upland Software, Inc.(a)	40,808	1,925,729
Upwork, Inc.(a)(b)	144,874	6,486,009
Varonis Systems, Inc.(a)	157,561	8,089,182
Verint Systems, Inc.(a)	98,510	4,481,220
Veritone, Inc.(a)(b)	39,781	953,948
Verra Mobility Corp.(a)(b)	203,587	2,755,550
Viant Technology, Inc., Class A(a)(b)	18,892	999,198
VirnetX Holding Corp.	96,165	535,639
Workiva, Inc.(a)(b)	62,478	5,514,308

8

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Computer Services Software & Systems (continued)
Yelp, Inc.(a)	113,918	$4,442,802
Yext, Inc.(a)(b)	170,035	2,462,107
Zix Corp.(a)	83,627	631,384
Zuora, Inc., Class A(a)	167,267	2,475,552

		282,724,126

Computer Technology — 0.6%
3D Systems Corp.(a)(b)	190,144	5,217,551
Contra Technologies	7,348	78,970
Corsair Gaming, Inc.(a)(b)	34,116	1,135,722
Diebold Nixdorf, Inc.(a)	118,421	1,673,289
Immersion Corp.(a)(b)	25,169	241,119
Impinj, Inc.(a)	26,182	1,488,970
Insight Enterprises, Inc.(a)	52,861	5,043,996
Intellicheck, Inc.(a)	26,907	225,481
PC Connection, Inc.	16,720	775,641
Quantum Corp.(a)	60,193	501,408
Safeguard Scientifics, Inc.(a)	34,367	234,383
Super Micro Computer, Inc.(a)	65,531	2,559,641
Synaptics, Inc.(a)(b)	54,296	7,352,764

		26,528,935

Construction — 0.5%
Aegion Corp.(a)	44,738	1,286,217
Construction Partners, Inc., Class A(a)	47,651	1,423,812
EMCOR Group, Inc.	84,124	9,435,348
Granite Construction, Inc.	71,425	2,874,856
Great Lakes Dredge & Dock Corp.(a)	96,393	1,405,410
Primoris Services Corp.	73,428	2,432,670
Sterling Construction Co., Inc.(a)	41,720	967,904
Tutor Perini Corp.(a)	62,081	1,176,435

		21,002,652

Consumer Electronics — 0.2%
Sonos, Inc.	182,169	6,825,873
Universal Electronics, Inc.	20,123	1,106,161
VOXX International Corp.	30,284	577,213

		8,509,247

Consumer Lending — 0.6%
Curo Group Holdings Corp.	27,408	399,883
Encore Capital Group, Inc.(a)(b)	47,709	1,919,333
Enova International, Inc.(a)	52,829	1,874,373
Ezcorp, Inc., Class A(a)	71,050	353,119
FirstCash, Inc.	61,918	4,066,155
Marcus & Millichap, Inc.(a)	35,893	1,209,594
MoneyGram International, Inc.(a)	92,189	605,682
Navient Corp.	291,734	4,174,714
Nelnet, Inc., Class A	26,260	1,910,152
Oportun Financial Corp.(a)	30,188	625,193
PRA Group, Inc.(a)	68,675	2,545,782
PROG Holdings, Inc.	106,098	4,592,982
Regional Management Corp.	12,891	446,802
World Acceptance Corp.(a)	7,730	1,003,045

		25,726,809

Consumer Services: Miscellaneous — 0.3%
Cars.com, Inc.(a)	103,348	1,339,390
Chuy’s Holdings, Inc.(a)	30,052	1,331,905
Core-Mark Holding Co., Inc.	71,958	2,784,055
Franchise Group, Inc.	33,339	1,203,871
KAR Auction Services, Inc.	206,900	3,103,500

Security	Shares	Value

Consumer Services: Miscellaneous (continued)
Waitr Holdings, Inc.(a)(b)	129,079	$378,202
WW International, Inc.(a)(b)	76,983	2,408,028

		12,548,951

Containers & Packaging — 0.2%
Greif, Inc., Class A	38,300	2,183,100
Greif, Inc., Class B	10,120	579,269
Myers Industries, Inc.	53,820	1,063,483
O-I Glass, Inc.	248,824	3,667,666
Pactiv Evergreen, Inc.	60,715	834,224
Ranpak Holdings Corp.(a)	44,265	887,956
UFP Technologies, Inc.(a)	11,366	566,254
Veritiv Corp.(a)	21,591	918,481

		10,700,433

Cosmetics — 0.1%
elf Beauty, Inc.(a)	69,379	1,861,439
Inter Parfums, Inc.	27,159	1,926,388
Revlon, Inc., Class A(a)(b)	11,949	147,331

		3,935,158

Diversified Financial Services — 0.8%
Alerus Financial Corp.	21,917	652,688
Altisource Portfolio Solutions SA(a)	8,939	82,149
Associated Capital Group, Inc., Class A	3,113	111,632
Bogota Financial Corp.(a)(b)	9,443	96,885
Cannae Holdings, Inc.(a)	135,071	5,351,513
Greenhill & Co., Inc.	22,224	366,252
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	111,518	6,256,160
Houlihan Lokey, Inc.	78,644	5,230,613
MBIA, Inc.(a)(b)	76,509	736,017
MidWestOne Financial Group, Inc.	23,793	736,869
Moelis & Co., Class A	80,472	4,416,303
Piper Sandler Cos	26,580	2,914,497
Stifel Financial Corp.	154,718	9,911,235
SWK Holdings Corp.(a)	4,868	70,781
Tiptree, Inc.	37,480	335,446

		37,269,040

Diversified Manufacturing Operations — 0.5%
Barnes Group, Inc.	71,675	3,550,779
Custom Truck One Source, Inc.	20,536	192,012
Enerpac Tool Group Corp.	96,582	2,522,722
Federal Signal Corp.	91,305	3,496,981
Harsco Corp.(a)	118,346	2,029,634
Luxfer Holdings PLC	41,578	884,780
Lydall, Inc.(a)	25,519	861,011
OSI Systems, Inc.(a)	26,193	2,517,147
Raven Industries, Inc.	58,375	2,237,514
Standex International Corp.	18,771	1,793,944
TriMas Corp.(a)	66,474	2,015,492

		22,102,016

Diversified Materials & Processing — 0.2%
Belden, Inc.(b)	66,167	2,935,830
Encore Wire Corp.	29,624	1,988,659
Insteel Industries, Inc.	28,902	891,338
Koppers Holdings, Inc.(a)	31,212	1,084,929
NL Industries, Inc.	9,941	74,060
Tredegar Corp.	40,253	604,198
Uranium Energy Corp.(a)	297,236	850,095

		8,429,109

S E R I E S S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Media — 0.0%
EW Scripps Co., Class A	85,234	$1,642,459
Hemisphere Media Group, Inc.(a)	26,455	308,201

		1,950,660

Diversified Retail — 0.8%
Big Lots, Inc.	56,339	3,847,954
BJ’s Wholesale Club Holdings, Inc.(a)	211,683	9,496,099
Dillard’s, Inc., Class A	12,409	1,198,337
Duluth Holdings, Inc., Class B(a)	16,032	271,582
Gaia, Inc.(a)(b)	17,469	207,706
Macy’s, Inc.	481,645	7,797,833
Overstock.com, Inc.(a)	67,482	4,471,357
PriceSmart, Inc.	36,353	3,517,153
Stitch Fix, Inc., Class A(a)	89,696	4,443,540
Winmark Corp.	4,549	848,070

		36,099,631

Drug & Grocery Store Chains — 0.1%
Ingles Markets, Inc., Class A.	23,802	1,467,393
PetMed Express, Inc.	34,384	1,209,457
Rite Aid Corp.(a)(b)	82,530	1,688,564
Village Super Market, Inc., Class A	13,818	325,690
Weis Markets, Inc.	14,665	828,866

		5,519,970

Education Services — 0.4%
Adtalem Global Education, Inc.(a)(b)	76,367	3,019,551
American Public Education, Inc.(a)	22,056	785,855
Aspen Group, Inc.(a)	30,140	180,840
Franklin Covey Co.(a)	19,637	555,531
HealthStream, Inc.(a)	44,898	1,003,021
Houghton Mifflin Harcourt Co.(a)	161,597	1,231,369
Laureate Education, Inc., Class A(a)	163,150	2,217,208
Perdoceo Education Corp.(a)	102,132	1,221,499
Strategic Education, Inc.	38,546	3,542,763
Stride, Inc.(a)(b)	61,371	1,847,881
Universal Technical Institute, Inc.(a)	47,984	280,227

		15,885,745

Electronic Components — 0.5%
Acacia Research Corp.(a)	73,479	488,635
American Superconductor Corp.(a)	40,149	761,225
Methode Electronics, Inc.	59,022	2,477,744
Novanta, Inc.(a)	52,136	6,876,217
NVE Corp.	7,682	538,508
Rogers Corp.(a)	28,322	5,330,484
Sanmina Corp.(a)	97,247	4,024,081
ScanSource, Inc.(a)	38,392	1,149,840
TTM Technologies, Inc.(a)	161,307	2,338,952

		23,985,686

Electronic Entertainment — 0.1%
Glu Mobile, Inc.	225,363	2,812,530
PlayAGS, Inc.	39,489	319,071
Turtle Beach Corp.(b)	21,310	568,338

		3,699,939

Electronics — 0.6%
Agilysys, Inc.(a)	29,082	1,394,773
Daktronics, Inc.	60,802	381,229
II-VI, Inc.(a)(b)	158,491	10,836,030
Integer Holdings Corp.(a)	49,753	4,582,251
iRobot Corp.(a)	43,225	5,281,231

Security	Shares	Value

Electronics (continued)
Iteris, Inc.(a)	65,743	$405,634
nLight, Inc.(a)	53,783	1,742,569
Research Frontiers, Inc.(a)	43,416	123,301

		24,747,018

Energy Equipment — 1.0%
API Group Corp.(a)(d)	221,701	4,584,777
Arcosa, Inc.	73,666	4,794,920
Bloom Energy Corp., Class A(a)	134,596	3,640,822
FuelCell Energy, Inc.(a)	490,506	7,068,191
Matador Resources Co.(b)	174,250	4,086,163
SunPower Corp.(a)(b)	116,016	3,880,735
Sunrun, Inc.(a)(b)	245,557	14,851,287
TPI Composites, Inc.(a)	49,886	2,815,067

		45,721,962

Engineering & Contracting Services — 1.2%
Argan, Inc.	22,506	1,200,695
Dycom Industries, Inc.(a)	48,557	4,508,517
Exponent, Inc.	79,757	7,772,320
Fluor Corp.	221,437	5,112,980
HC2 Holdings, Inc.(a)(b)	77,220	304,247
IES Holdings, Inc.(a)	12,597	635,015
KBR, Inc.	219,762	8,436,663
MasTec, Inc.(a)	88,010	8,246,537
Mistras Group, Inc.(a)	27,467	313,398
MYR Group, Inc.(a)	25,004	1,792,037
NETSTREIT Corp.	40,413	747,236
Tetra Tech, Inc.	83,146	11,284,575
VSE Corp.	19,053	752,594
Willdan Group, Inc.(a)(b)	15,414	632,745

		51,739,559

Entertainment — 0.3%
AMC Entertainment Holdings, Inc., Class A(b)	591,452	6,038,725
Cinemark Holdings, Inc.	170,976	3,489,620
Golden Entertainment, Inc.(a)	25,903	654,310
IMAX Corp.(a)	75,894	1,525,469
LiveXLive Media, Inc.(a)	71,532	310,449

		12,018,573

Environmental, Maintenance, & Security Service — 0.6%
ABM Industries, Inc.	102,001	5,203,071
BrightView Holdings, Inc.(a)	60,499	1,020,618
Brink’s Co.	74,735	5,921,254
Healthcare Services Group, Inc.	113,551	3,182,835
IBEX Ltd.(a)	10,191	224,202
Montrose Environmental Group Inc.(a)	31,883	1,600,208
SP Plus Corp.(a)	34,800	1,141,092
UniFirst Corp.	23,658	5,292,531
Vivint Smart Home, Inc.(a)	120,762	1,729,312

		25,315,123

Financial Data & Systems — 0.5%
Atlanticus Holdings Corp.(a)	7,396	224,321
Cardtronics PLC, Class A(a)	54,113	2,099,584
Cass Information Systems, Inc.	22,211	1,027,703
Donnelley Financial Solutions, Inc.(a)	44,696	1,243,890
Everi Holdings, Inc.(a)	135,285	1,908,871
EVERTEC, Inc.	94,926	3,533,146
Evo Payments, Inc., Class A(a)	68,630	1,888,697
Green Dot Corp., Class A(a)	80,675	3,694,108
GreenSky, Inc., Class A(a)	96,967	600,226

10

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Data & Systems (continued)
I3 Verticals, Inc., Class A(a)	28,720	$893,910
International Money Express, Inc.(a)	43,459	652,319
LendingClub Corp.(a)	106,790	1,764,171
Paysign, Inc.(a)	50,221	219,466
Priority Technology Holdings, Inc.(a)	9,786	67,915
Repay Holdings Corp.(a)	107,963	2,534,971
Value Line, Inc.	1,578	44,484

		22,397,782

Food & Staples Retailing — 0.0%
Natural Grocers by Vitamin Cottage, Inc.	14,822	260,126

Foods — 1.2%
B&G Foods, Inc.	96,234	2,989,028
BellRing Brands, Inc., Class A(a)	60,091	1,418,748
Bridgford Foods Corp.(a)	2,585	40,067
Chefs’ Warehouse, Inc.(a)	45,634	1,390,012
Freshpet, Inc.(a)	63,142	10,027,581
HF Foods Group, Inc.(a)	54,160	391,035
Hostess Brands, Inc.(a)	199,564	2,861,748
J&J Snack Foods Corp.	22,575	3,544,952
John B Sanfilippo & Son, Inc.	12,516	1,131,071
Laird Superfood, Inc.(a)	3,931	147,295
Lancaster Colony Corp.	29,715	5,210,822
Medifast, Inc.	17,148	3,632,289
Mission Produce, Inc.(a)	10,655	202,552
Nature’s Sunshine Products, Inc.	13,928	278,003
Performance Food Group Co.(a)	202,031	11,639,006
Seneca Foods Corp., Class A(a)	10,032	472,407
Simply Good Foods Co.(a)	129,611	3,942,767
SpartanNash Co.	55,087	1,081,358
Tootsie Roll Industries, Inc.	24,060	797,096
United Natural Foods, Inc.(a)	90,169	2,970,167
Vital Farms, Inc.(a)	35,380	772,699

		54,940,703

Forest Products — 0.2%
Boise Cascade Co.	62,310	3,728,007
UFP Industries, Inc.	90,870	6,891,581

		10,619,588

Forms & Bulk Printing Services — 0.1%
Deluxe Corp.	63,375	2,659,215
Ennis, Inc.	39,632	846,143
Quad/Graphics, Inc.	55,672	196,522

		3,701,880

Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	19,438	1,149,758

Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	25,121	884,008
Hillenbrand, Inc.	112,874	5,385,219
Matthews International Corp., Class A	46,359	1,833,498

		8,102,725

Gas Pipeline — 0.0%
NextDecade Corp.(a)(b)	43,406	115,894

Glass — 0.0%
Apogee Enterprises, Inc.	38,941	1,591,908

Gold — 0.2%
Caledonia Mining Corp. PLC	17,098	244,330

Security	Shares	Value

Gold (continued)
Coeur Mining, Inc.(a)	366,085	$3,305,748
Gold Resource Corp.	93,686	247,331
Novagold Resources, Inc.(a)	360,712	3,159,837

		6,957,246

Health Care Equipment & Supplies — 0.0%
Inogen, Inc.(a)	27,910	1,465,833

Health Care Facilities — 0.7%
Apollo Medical Holdings, Inc.(a)	29,899	809,964
Brookdale Senior Living, Inc.(a)(b)	280,529	1,697,200
Ensign Group, Inc.(b)	80,407	7,545,393
Five Star Senior Living, Inc.(a)	30,045	183,875
Hanger, Inc.(a)	57,173	1,304,688
Joint Corp.(a)	20,324	983,072
National HealthCare Corp.	18,914	1,473,590
Ontrak, Inc.(a)	12,797	416,670
Pliant Therapeutics, Inc.(a)	38,444	1,512,003
Select Medical Holdings Corp.(a)	165,043	5,627,966
Tenet Healthcare Corp.(a)	161,859	8,416,668
U.S. Physical Therapy, Inc.	19,451	2,024,849

		31,995,938

Health Care Management Services — 0.3%
1Life Healthcare, Inc.(a)	123,905	4,842,208
Computer Programs & Systems, Inc.	20,882	638,989
Magellan Health, Inc.(a)	36,074	3,363,540
Option Care Health, Inc.(a)	138,500	2,456,990
Progyny, Inc.(a)	40,159	1,787,477
Triple-S Management Corp., Class B(a)	33,003	859,068

		13,948,272

Health Care Services — 2.2%
Accelerate Diagnostics, Inc.(a)(b)	52,110	433,555
Accolade, Inc.(a)(b)	52,007	2,359,558
Addus HomeCare Corp.(a)	24,018	2,512,043
Allscripts Healthcare Solutions, Inc.(a)	238,624	3,582,939
AMN Healthcare Services, Inc.(a)	73,177	5,393,145
Biodesix, Inc.(a)(b)	5,492	111,543
Cara Therapeutics, Inc.(a)(b)	63,494	1,378,455
CorVel Corp.(a)	13,403	1,375,014
Cross Country Healthcare, Inc.(a)	55,174	689,123
Flexion Therapeutics, Inc.(a)	66,694	596,911
Health Catalyst, Inc.(a)(b)	51,608	2,413,706
HealthEquity, Inc.(a)	124,436	8,461,648
HMS Holdings Corp.(a)	133,187	4,924,589
Inari Medical, Inc.(a)	26,637	2,850,159
LHC Group, Inc.(a)	47,021	8,990,885
Lucira Health, Inc.(a)	13,943	168,710
MEDNAX, Inc.(a)(b)	119,306	3,038,724
ModivCare, Inc.(a)	18,432	2,730,148
NantHealth, Inc.(a)(b)	45,434	145,843
NeoGenomics, Inc.(a)(b)	168,295	8,116,868
NextGen Healthcare, Inc.(a)	93,417	1,690,848
Omnicell, Inc.(a)(b)	65,886	8,556,615
OptimizeRx Corp.(a)(b)	24,536	1,196,130
Ortho Clinical Diagnostics Holdings PLC(a)	133,169	2,569,496
Pennant Group, Inc.(a)	38,847	1,779,193
Phibro Animal Health Corp., Class A	31,916	778,750
Phreesia, Inc.(a)	50,932	2,653,557
Progenity, Inc.(a)(b)	21,444	102,073
R1 RCM, Inc.(a)	164,849	4,068,473

S E R I E S S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Services (continued)
Ryman Hospitality Properties, Inc.	78,820	$6,109,338
Surgery Partners, Inc.(a)	38,978	1,725,166
Tabula Rasa HealthCare, Inc.(a)(b)	35,951	1,655,544
Talis Biomedical Corp.(a)	18,330	235,541
Tivity Health, Inc.(a)	66,397	1,481,981
Viemed Healthcare, Inc.(a)(b)	53,389	540,297

		95,416,568

Health Care: Miscellaneous — 0.2%
Medpace Holdings, Inc.(a)	43,041	7,060,876

Home Building — 1.2%
Beazer Homes USA, Inc.(a)	43,548	911,024
Century Communities, Inc.(a)	47,294	2,852,774
Installed Building Products, Inc.	34,710	3,848,645
KB Home	138,608	6,449,430
Legacy Housing Corp.(a)	14,089	249,798
LGI Homes, Inc.(a)	33,754	5,039,810
M/I Homes, Inc.(a)	44,516	2,629,560
MDC Holdings, Inc.	85,340	5,069,196
Meritage Homes Corp.(a)	58,401	5,368,220
Taylor Morrison Home Corp.(a)	192,045	5,916,906
TopBuild Corp.(a)(b)	51,064	10,694,334
Tri Pointe Homes, Inc.(a)	200,003	4,072,061

		53,101,758

Hotel/Motel — 0.1%
Bally’s Corp.	27,469	1,784,936
Marcus Corp.	34,260	684,857
NEOGAMES SA(a)(b)	7,827	279,972
Red Rock Resorts, Inc., Class A	99,998	3,258,935

		6,008,700

Household Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	10,779	195,423
National Presto Industries, Inc.	7,716	787,572

		982,995

Household Equipment & Products — 0.3%
Central Garden & Pet Co.(b)	16,903	980,543
Central Garden & Pet Co., Class A	58,134	3,016,573
Helen of Troy Ltd.(b)	37,925	7,989,281
Tupperware Brands Corp.	73,959	1,953,257

		13,939,654

Household Furnishings — 0.7%
American Woodmark Corp.(a)	27,196	2,680,982
Casper Sleep, Inc.(a)	39,570	286,487
Ethan Allen Interiors, Inc.	39,715	1,096,531
Hooker Furniture Corp.	18,337	668,567
La-Z-Boy, Inc.	67,768	2,878,785
Lifetime Brands, Inc.	19,521	286,763
Lovesac Co.(a)	15,331	867,734
Purple Innovation, Inc.(a)	48,720	1,541,988
RH(a)	24,328	14,514,085
Sleep Number Corp.(a)	42,277	6,066,327

		30,888,249

Insurance: Life — 0.5%
American Equity Investment Life Holding Co.	143,012	4,509,168
Citizens, Inc.(a)(b)	76,911	445,315
CNO Financial Group, Inc.	206,584	5,017,925
FBL Financial Group, Inc., Class A	14,268	797,867
GWG Holdings, Inc.(a)	4,648	32,490
Independence Holding Co.	8,767	349,365

Security	Shares	Value

Insurance: Life (continued)
Midwest Holding, Inc.(a)	1,050	$52,489
National Western Life Group, Inc., Class A	3,550	883,950
Selectquote, Inc.(a)	203,308	5,999,619
Trean Insurance Group, Inc.(a)(b)	16,363	264,262
Trupanion, Inc.(a)	45,851	3,494,305

		21,846,755

Insurance: Multi-Line — 0.4%
BRP Group, Inc., Class A(a)(b)	65,001	1,771,277
Crawford & Co., Class A	27,856	296,666
eHealth, Inc.(a)	39,164	2,848,398
Goosehead Insurance, Inc., Class A	20,054	2,149,388
Horace Mann Educators Corp.	66,033	2,853,286
James River Group Holdings Ltd.	46,651	2,128,219
Mr Cooper Group, Inc.(a)	115,001	3,997,435
ProSight Global, Inc.(a)	12,399	156,227
SiriusPoint Ltd.(a)	130,195	1,324,083
Watford Holdings Ltd.(a)	25,862	895,084

		18,420,063

Insurance: Property-Casualty — 1.5%
AMERISAFE, Inc.	31,172	1,995,008
Argo Group International Holdings Ltd.	51,694	2,601,242
Donegal Group, Inc., Class A	16,442	244,328
Employers Holdings, Inc.	44,106	1,899,204
Enstar Group Ltd.(a)	18,223	4,496,161
Essent Group Ltd.	167,178	7,939,283
FedNat Holding Co.	20,265	93,827
Genworth Financial, Inc., Class A(a)	818,078	2,716,019
Greenlight Capital Re Ltd., Class A(a)	45,606	396,772
HCI Group, Inc.	9,261	711,430
Heritage Insurance Holdings, Inc.	37,672	417,406
Hilltop Holdings, Inc.	99,642	3,400,782
Investors Title Co.	2,120	351,920
Kinsale Capital Group, Inc.	33,173	5,466,911
NI Holdings, Inc.(a)	17,790	328,759
NMI Holdings, Inc., Class A(a)	132,545	3,133,364
Palomar Holdings, Inc.(a)	30,797	2,064,631
ProAssurance Corp.	79,587	2,129,748
Protective Insurance Corp., Class B	13,677	312,793
Radian Group, Inc.	296,117	6,884,720
RLI Corp.	61,678	6,881,415
Safety Insurance Group, Inc.	21,829	1,839,093
Selective Insurance Group, Inc.	91,615	6,645,752
State Auto Financial Corp.	27,251	537,117
Stewart Information Services Corp.	40,510	2,107,735
United Fire Group, Inc.	30,461	1,060,043
United Insurance Holdings Corp.	29,849	215,211
Universal Insurance Holdings, Inc.	42,660	611,744

		67,482,418

International Trade & Diversified Logistic — 0.1%
CryoPort, Inc.(b)	60,337	3,138,128
Radiant Logistics, Inc.	64,753	450,033
Vectrus, Inc.	17,636	942,468

		4,530,629

Internet Software & Services — 0.1%
ChannelAdvisor Corp.(b)	42,543	1,001,888
eGain Corp.	34,204	324,596
Gogo, Inc.(b)	84,277	814,116
MediaAlpha, Inc., Class A	27,034	957,814

12

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet Software & Services (continued)
Quotient Technology, Inc.	131,056	$2,141,455
TrueCar, Inc.	150,084	718,152

		5,958,021

Leisure Time — 1.4%
Acushnet Holdings Corp.	55,974	2,313,405
American Outdoor Brands, Inc.(a)	20,502	516,650
Bluegreen Vacations Corp.	14,077	151,750
Callaway Golf Co.	148,292	3,966,811
Churchill Downs, Inc.	58,464	13,295,883
Clarus Corp.	31,331	534,194
Escalade, Inc.	15,322	320,383
Hilton Grand Vacations, Inc.(a)	129,274	4,846,482
Johnson Outdoors, Inc., Class A	7,691	1,097,890
Liberty TripAdvisor Holdings, Inc., Class A(a)	111,831	713,482
Lindblad Expeditions Holdings, Inc.(a)	39,589	748,232
Marriott Vacations Worldwide Corp.(b)	62,423	10,872,838
Nautilus, Inc.(a)	45,255	707,788
OneSpaWorld Holdings Ltd.(a)	67,167	715,329
RCI Hospitality Holdings, Inc.	12,464	792,586
SeaWorld Entertainment, Inc.(a)	77,212	3,835,120
Smith & Wesson Brands, Inc.	94,296	1,645,465
Sturm Ruger & Co., Inc.	25,827	1,706,390
Vista Outdoor, Inc.(a)	88,480	2,837,554
YETI Holdings, Inc.(a)	123,822	8,941,187

		60,559,419

Life Sciences Tools & Services — 0.0%
WaVe Life Sciences Ltd.(a)	52,402	293,975

Luxury Items — 0.1%
Movado Group, Inc.	24,262	690,254
Signet Jewelers Ltd.(a)	82,162	4,763,753

		5,454,007

Machinery: Agricultural — 0.1%
Alamo Group, Inc.	14,516	2,266,673
Lindsay Corp.	17,445	2,906,686
Titan Machinery, Inc.(a)	29,884	762,042

		5,935,401

Machinery: Construction & Handling — 0.2%
Astec Industries, Inc.	33,958	2,561,112
Douglas Dynamics, Inc.	35,071	1,618,527
Manitowoc Co., Inc.(a)	51,092	1,053,517
NACCO Industries, Inc., Class A	6,157	153,617
Terex Corp.	102,589	4,726,275

		10,113,048

Machinery: Industrial — 1.5%
Agrify Corp.(a)	7,739	96,583
Altra Industrial Motion Corp.	101,141	5,595,120
Applied Industrial Technologies, Inc.	58,521	5,335,360
Chart Industries, Inc.(a)	56,057	7,979,714
Columbus McKinnon Corp.	35,634	1,880,050
DXP Enterprises, Inc.(a)	25,709	775,641
EnPro Industries, Inc.	31,587	2,693,423
EVI Industries, Inc.(a)	7,342	211,229
ExOne Co.(a)	21,574	676,561
Gencor Industries, Inc.(a)	13,922	186,694
Graham Corp.	15,405	219,367
Hydrofarm Holdings Group, Inc.(a)	16,866	1,017,357
Hyster-Yale Materials Handling, Inc.	14,893	1,297,478
Intevac, Inc.(a)(b)	36,767	262,884
John Bean Technologies Corp.	48,888	6,518,726

Security	Shares	Value

Machinery: Industrial (continued)
Kadant, Inc.	18,298	$3,385,313
Kennametal, Inc.	126,406	5,052,448
Mayville Engineering Co., Inc.(a)	9,414	135,373
MTS Systems Corp.	29,902	1,740,296
Omega Flex, Inc.	4,242	669,727
Proto Labs, Inc.(a)	41,980	5,111,065
SPX Corp.(a)	67,529	3,934,915
SPX FLOW, Inc.	67,443	4,271,165
Tennant Co.	26,822	2,142,810
Welbilt, Inc.(a)	209,205	3,399,581

		64,588,880

Machinery: Specialty — 0.1%
Albany International Corp., Class A	49,042	4,093,536
Hurco Cos., Inc.	10,416	367,685

		4,461,221

Manufactured Housing — 0.2%
Cavco Industries, Inc.	14,005	3,159,668
Skyline Champion Corp.	79,937	3,617,949

		6,777,617

Medical & Dental Instruments & Supplies — 2.2%
Alphatec Holdings, Inc.(a)	94,683	1,495,045
AngioDynamics, Inc.(a)	54,478	1,274,785
Anika Therapeutics, Inc.(a)	21,406	873,151
Antares Pharma, Inc.(a)	243,433	1,000,510
Apyx Medical Corp.(a)	50,717	489,926
AtriCure, Inc.(a)	69,310	4,541,191
Atrion Corp.	2,173	1,393,567
Avanos Medical, Inc.(a)	72,524	3,172,200
Axogen, Inc.(a)	55,140	1,117,136
BioLife Solutions, Inc.(a)	21,911	788,796
Cantel Medical Corp.(a)	59,640	4,761,658
Cardiovascular Systems, Inc.(a)	59,566	2,283,760
Centogene NV(a)	15,456	187,481
Cerus Corp.(a)	250,220	1,503,822
Chembio Diagnostics, Inc.(a)	33,897	118,978
Co-Diagnostics, Inc.(a)(b)	39,393	375,809
Community Health Systems, Inc.(a)	129,646	1,752,814
CONMED Corp.	42,462	5,545,113
CryoLife, Inc.(a)	58,286	1,316,098
Cutera, Inc.(a)	26,637	800,442
Eargo, Inc.(a)(b)	11,877	593,256
Exagen, Inc.(a)	5,688	99,540
InfuSystem Holdings, Inc.(a)	23,537	479,213
Intersect ENT, Inc.(a)	49,911	1,042,142
Invacare Corp.	50,360	403,887
LeMaitre Vascular, Inc.	25,604	1,248,963
LENSAR, Inc.(a)(b)	14,177	102,925
LivaNova PLC(a)	76,534	5,642,852
Meridian Bioscience, Inc.(a)	63,560	1,668,450
Merit Medical Systems, Inc.(a)	85,364	5,111,596
Milestone Scientific Inc.(a)	71,673	255,873
NanoString Technologies, Inc.(a)	69,960	4,597,072
Neogen Corp.(a)	82,152	7,302,491
NuVasive, Inc.(a)(b)	78,180	5,125,481
Ocular Therapeutix, Inc.(a)(b)	110,337	1,810,630
OraSure Technologies, Inc.(a)	106,969	1,248,328
Organogenesis Holdings, Inc.(a)	36,957	673,357
Orthofix Medical, Inc.(a)	27,983	1,213,063
OrthoPediatrics Corp.(a)(b)	20,339	991,526
Outset Medical, Inc.(a)	14,651	796,868
Owens & Minor, Inc.	110,329	4,147,267

S E R I E S S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Medical & Dental Instruments & Supplies (continued)
Patterson Cos., Inc.	134,290	$4,290,565
Pulmonx Corp.(a)	17,206	787,002
Retractable Technologies Inc.(a)(b)	22,619	289,976
SeaSpine Holdings Corp.(a)	39,943	695,008
Sientra, Inc.(a)	81,563	594,594
STAAR Surgical Co.(a)(b)	71,244	7,509,830
Surgalign Holdings, Inc.(a)	140,395	306,061
Surmodics, Inc.(a)	20,853	1,169,228
TransMedics Group, Inc.(a)	38,379	1,592,345
Utah Medical Products, Inc.	5,607	485,566
ViewRay, Inc.(a)	186,410	810,884

		97,878,121

Medical Equipment — 1.5%
Accuray, Inc.(a)	139,476	690,406
Acutus Medical, Inc.(a)(b)	21,186	283,257
AdaptHealth Corp.(a)(b)	118,127	4,342,349
Apria, Inc.(a)	9,952	277,959
Beyond Air, Inc.(a)(b)	21,679	119,234
BioSig Technologies, Inc.(a)	36,760	158,436
CareDx, Inc.(a)	78,852	5,369,033
Electromed, Inc.(a)	11,555	121,790
Fluidigm Corp.(a)(b)	114,760	518,715
FONAR Corp.(a)	9,408	170,191
Glaukos Corp.(a)	66,935	5,617,855
Icad, Inc.(a)	29,695	630,128
Inspire Medical Systems, Inc.(a)	40,628	8,409,590
IntriCon Corp.(a)(b)	13,956	357,832
iRadimed Corp.(a)	9,949	256,386
iRhythm Technologies, Inc.(a)	45,126	6,266,196
Lantheus Holdings, Inc.(a)	101,316	2,165,123
Luminex Corp.	65,540	2,090,726
Misonix, Inc.(a)	17,761	347,938
Natus Medical, Inc.(a)	50,504	1,293,407
Nemaura Medical, Inc.(a)	11,238	85,858
Nevro Corp.(a)	52,942	7,385,409
PAVmed, Inc.(a)(b)	92,539	410,873
Quanterix Corp.(a)	36,316	2,123,397
Quotient Ltd.(a)(b)	105,937	389,848
Repro-Med Systems, Inc.(a)(b)	40,890	143,933
Seer, Inc.(a)(b)	21,409	1,070,878
Shockwave Medical, Inc.(a)(b)	44,685	5,820,668
SI-BONE, Inc.(a)	44,425	1,413,159
Silk Road Medical, Inc.(a)	44,789	2,268,563
Soliton, Inc.(a)	9,117	160,186
Stereotaxis, Inc.(a)	67,714	455,038
Tactile Systems Technology, Inc.(a)	28,003	1,525,883
Vapotherm, Inc.(a)(b)	29,394	706,044
Varex Imaging Corp.(a)	64,905	1,329,903
Venus Concept, Inc.(a)	28,285	66,470
Zynex, Inc.(a)(b)	27,556	420,780

		65,263,441

Medical Services — 0.1%
Aspira Women’s Health, Inc.(b)	130,095	878,141
DermTech, Inc.(b)	15,429	783,639
Fulgent Genetics, Inc.(b)	20,735	2,003,416
Tela Bio Inc.	8,925	132,982
VolitionRX Ltd.	39,791	150,410

		3,948,588

Metal Fabricating — 0.9%
Advanced Drainage Systems, Inc.	85,562	8,846,255

Security	Shares	Value

Metal Fabricating (continued)
Compx International, Inc.	2,464	$44,377
DMC Global, Inc.(b)	22,241	1,206,797
Eastern Co.	8,636	231,445
Haynes International, Inc.	18,971	562,870
Lawson Products, Inc.(a)	6,868	356,174
LB Foster Co., Class A(a)	16,911	302,707
MRC Global, Inc.(a)	121,138	1,093,876
Mueller Industries, Inc.	87,419	3,614,776
Mueller Water Products, Inc., Class A	242,461	3,367,783
NN, Inc.(a)	62,601	442,589
Northwest Pipe Co.(a)(b)	14,320	478,574
RBC Bearings, Inc.(a)(b)	38,330	7,542,194
Rexnord Corp.	186,588	8,786,429
Worthington Industries, Inc.	53,223	3,570,731

		40,447,577

Metals & Minerals: Diversified — 0.9%
Cleveland-Cliffs, Inc.	692,102	13,918,171
Commercial Metals Co.	185,824	5,730,812
Compass Minerals International, Inc.	52,140	3,270,221
Energy Fuels, Inc.(a)(b)	205,360	1,166,445
Ferroglobe PLC(c)	42,394	—
Gatos Silver, Inc.(a)(b)	34,621	345,171
Hecla Mining Co.(b)	824,248	4,689,971
Intrepid Potash, Inc.(a)(b)	14,601	475,409
Materion Corp.	30,793	2,039,728
Minerals Technologies, Inc.	54,317	4,091,157
Oil-Dri Corp. of America	8,646	297,768
SunCoke Energy, Inc.	124,359	871,757
U.S. Silica Holdings, Inc.	111,690	1,372,670
United States Lime & Minerals, Inc.	3,248	434,290

		38,703,570

Office Supplies & Equipment — 0.4%
ACCO Brands Corp.	141,218	1,191,880
Eastman Kodak Co.(a)(b)	22,351	175,902
Herman Miller, Inc.	93,547	3,849,459
HNI Corp.	65,207	2,579,589
Kimball International, Inc., Class B	54,723	766,122
Knoll, Inc.	75,616	1,248,420
Pitney Bowes, Inc.	275,637	2,271,249
Steelcase, Inc., Class A	132,169	1,901,912
Transocean Ltd.(a)	887,547	3,150,792

		17,135,325

Oil & Gas Producers — 0.0%
Kosmos Energy Ltd.	609,502	1,871,171

Oil Well Equipment & Services — 0.6%
Bristow Group, Inc.(a)	9,830	254,401
Cactus, Inc., Class A	72,447	2,218,327
ChampionX Corp.(a)	290,299	6,308,197
Dril-Quip, Inc.(a)	53,209	1,768,135
Frank’s International NV(a)	231,077	820,323
Helix Energy Solutions Group, Inc.(a)	214,480	1,083,124
Liberty Oilfield Services, Inc., Class A	124,946	1,410,640
Matrix Service Co.(a)	40,520	531,217
Nabors Industries Ltd.	10,577	988,421
National Energy Services Reunited Corp.(a)(b)	41,955	518,983
Newpark Resources, Inc.(a)	134,778	423,203
NexTier Oilfield Solutions, Inc.(a)	245,665	913,874
Oceaneering International, Inc.(a)	151,036	1,724,831
Oil States International, Inc.(a)	89,068	537,080
Patterson-UTI Energy, Inc.	275,660	1,965,456

14

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil Well Equipment & Services (continued)
ProPetro Holding Corp.(a)	121,968	$1,300,179
RPC, Inc.(a)	88,750	479,250
SEACOR Holdings, Inc.(a)	29,849	1,216,347
Select Energy Services, Inc., Class A(a)	87,959	438,036
Solaris Oilfield Infrastructure, Inc., Class A	44,889	550,788

		25,450,812

Oil, Gas & Consumable Fuels — 0.6%
Archrock, Inc.	195,123	1,851,717
Ardmore Shipping Corp.	56,023	254,345
DHT Holdings, Inc.	170,222	1,009,417
Dorian LPG Ltd.(a)(b)	54,924	721,152
Exterran Corp.(a)	44,331	148,952
Frontline Ltd.	176,909	1,264,899
Plug Power, Inc.(a)	637,219	22,837,929

		28,088,411

Oil: Crude Producers — 1.2%
Antero Resources Corp.(a)	385,845	3,935,619
Berry Corp.	106,962	589,361
Bonanza Creek Energy, Inc.(a)(b)	32,194	1,150,292
Brigham Minerals, Inc., Class A	63,128	924,194
CNX Resources Corp.(a)	342,787	5,038,969
Comstock Resources, Inc.(a)(b)	36,095	199,966
Contango Oil & Gas Co.(a)(b)	176,637	688,884
CVR Energy, Inc.	46,161	885,368
Earthstone Energy, Inc., Class A(a)	32,802	234,534
Evolution Petroleum Corp.	44,695	151,069
Falcon Minerals Corp.	63,528	285,241
Goodrich Petroleum Corp.(a)	14,462	136,811
Magnolia Oil & Gas Corp., Class A(a)(b)	189,076	2,170,592
ONE Gas, Inc.	81,701	6,283,624
Overseas Shipholding Group, Inc., Class A(a)	108,747	224,019
Ovintiv, Inc.	404,596	9,637,477
PDC Energy, Inc.(a)(b)	151,791	5,221,610
Penn Virginia Corp.(a)(b)	22,943	307,436
PrimeEnergy Resources Corp.(a)	776	40,655
Range Resources Corp.(a)	341,880	3,531,620
SM Energy Co.	182,933	2,994,613
Southwestern Energy Co.(a)	1,020,220	4,744,023
Talos Energy, Inc.(a)	20,478	246,555
Tellurian, Inc.(a)(b)	257,529	602,618
W&T Offshore, Inc.(a)	145,832	523,537
Whiting Petroleum Corp.(a)	1,882	66,717

		50,815,404

Oil: Refining & Marketing — 0.4%
Adams Resources & Energy, Inc.	3,151	88,260
Clean Energy Fuels Corp.(a)(b)	209,911	2,884,177
Delek US Holdings, Inc.	94,902	2,066,966
Par Pacific Holdings, Inc.(a)	59,617	841,792
PBF Energy, Inc., Class A	146,181	2,068,461
Renewable Energy Group, Inc.(a)	60,162	3,973,098
Trecora Resources(a)(b)	35,662	277,094
World Fuel Services Corp.	99,372	3,497,894

		15,697,742

Paints & Coatings — 0.2%
Chase Corp.	10,670	1,241,881
Ferro Corp.(a)	124,313	2,095,917

Security	Shares	Value

Paints & Coatings (continued)
HB Fuller Co.	80,482	$5,063,123
Kronos Worldwide, Inc.	30,709	469,848

		8,870,769

Paper — 0.2%
Clearwater Paper Corp.(a)	23,817	895,995
Domtar Corp.	83,381	3,080,928
Glatfelter Corp.	66,295	1,136,959
Neenah, Inc.	25,262	1,297,962
Schweitzer-Mauduit International, Inc.	47,249	2,313,783
Verso Corp., Class A	49,235	718,339

		9,443,966

Personal Care — 0.3%
Edgewell Personal Care Co.	87,032	3,446,467
Lifevantage Corp.(a)	21,593	201,895
USANA Health Sciences, Inc.(a)	19,343	1,887,877
Veru, Inc.(a)	81,915	882,634
WD-40 Co.	21,274	6,513,673

		12,932,546

Pharmaceuticals — 2.1%
Abeona Therapeutics, Inc.(a)	89,375	168,025
AcelRx Pharmaceuticals, Inc.(a)(b)	153,986	261,776
Aerie Pharmaceuticals, Inc.(a)	55,532	992,357
Agile Therapeutics, Inc.(a)	114,870	238,930
Amneal Pharmaceuticals, Inc.(a)	149,149	1,003,773
Amphastar Pharmaceuticals, Inc.(a)(b)	57,581	1,054,884
Angion Biomedica Corp.(a)(b)	7,705	139,229
Aquestive Therapeutics, Inc.(a)(b)	34,284	178,277
Arrowhead Pharmaceuticals, Inc.(a)	158,019	10,478,240
Atea Pharmaceuticals, Inc.(a)(b)	22,095	1,364,366
Athira Pharma, Inc.(a)(b)	21,050	387,320
Avenue Therapeutics, Inc.(a)(b)	10,559	64,093
Axonics Modulation Technologies, Inc.(a)(b)	46,199	2,766,858
Axsome Therapeutics, Inc.(a)(b)	45,295	2,564,603
Aytu BioScience, Inc.(a)(b)	31,207	237,173
Cassava Sciences, Inc.(a)	50,564	2,272,852
Cerecor, Inc.(a)	57,957	175,030
Chimerix, Inc.(a)	89,028	858,230
ChromaDex Corp.(a)(b)	63,398	592,137
Concert Pharmaceuticals, Inc.(a)	50,217	250,583
Corcept Therapeutics, Inc.(a)	147,822	3,516,685
CorMedix, Inc.(a)(b)	52,097	520,449
Dicerna Pharmaceuticals, Inc.(a)(b)	100,982	2,582,110
Durect Corp.(a)	330,083	653,564
Eagle Pharmaceuticals, Inc.(a)	15,735	656,779
Eloxx Pharmaceuticals, Inc.(a)(b)	42,227	140,194
Enanta Pharmaceuticals, Inc.(a)	28,878	1,424,263
Endo International PLC(a)	345,914	2,563,223
Esperion Therapeutics, Inc.(a)(b)	39,709	1,113,837
Eton Pharmaceuticals, Inc.(a)(b)	23,833	174,458
Evolus, Inc.(a)	34,495	448,090
Galectin Therapeutics, Inc.(a)(b)	71,645	155,470
Graybug Vision, Inc.(a)(b)	8,898	49,384
Harmony Biosciences Holdings, Inc.(a)(b)	9,679	319,794
Harrow Health, Inc.(a)	36,046	243,310
Heska Corp.(a)(b)	10,706	1,803,533
Innoviva, Inc.(a)	97,493	1,165,041
Intra-Cellular Therapies, Inc.(a)(b)	101,004	3,427,066
Ironwood Pharmaceuticals, Inc.(a)(b)	257,022	2,873,506
La Jolla Pharmaceutical Co.(a)(b)	34,536	146,433

S E R I E S S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Landos Biopharma, Inc.(a)	8,208	$79,043
Lannett Co., Inc.(a)	47,352	250,019
Liquidia Corp.(a)(b)	34,631	93,157
MEI Pharma, Inc.(a)	169,441	581,183
Omthera Pharmaceuticals, Inc.(c)	1,326	—
Optinose, Inc.(a)	54,049	199,441
Osmotica Pharmaceuticals PLC(a)(b)	7,946	25,904
Pacira BioSciences, Inc.(a)(b)	67,293	4,716,566
Paratek Pharmaceuticals, Inc.(a)(b)	68,365	482,657
PetIQ, Inc.(a)	32,059	1,130,400
Prestige Consumer Healthcare, Inc.(a)	79,693	3,512,867
Radius Health, Inc.(a)	70,039	1,461,014
Revance Therapeutics, Inc.(a)	96,155	2,687,532
scPharmaceuticals, Inc.(a)	9,076	60,355
SIGA Technologies, Inc.(a)(b)	100,937	656,090
Spectrum Pharmaceuticals, Inc.(a)	202,104	658,859
Supernus Pharmaceuticals, Inc.(a)	74,638	1,954,023
Syndax Pharmaceuticals, Inc.(a)	46,967	1,050,182
Tarsus Pharmaceuticals, Inc.(a)	8,982	289,490
Terns Pharmaceuticals, Inc.(a)	12,074	265,628
TG Therapeutics, Inc.(a)(b)	188,319	9,076,976
TherapeuticsMD, Inc.(a)(b)	504,604	676,169
Theravance Biopharma, Inc.(a)(b)	70,297	1,434,762
Ultragenyx Pharmaceutical, Inc.(a)(b)	97,973	11,155,206
Voyager Therapeutics, Inc.(a)	44,577	209,958
Zogenix, Inc.(a)	84,910	1,657,443

		94,390,849

Photography — 0.1%
GoPro, Inc., Class A(a)	187,241	2,179,485

Plastics — 0.1%
Trinseo SA	60,913	3,878,331

Power Transmission Equipment — 0.2%
Advanced Energy Industries, Inc.(b)	57,760	6,305,659
Powell Industries, Inc.	13,696	463,884
Vicor Corp.(a)	31,477	2,676,489

		9,446,032

Printing & Copying Services — 0.2%
Casella Waste Systems, Inc., Class A	76,170	4,842,127
Cimpress PLC	28,835	2,887,248

		7,729,375

Producer Durables: Miscellaneous — 0.0%
Park-Ohio Holdings Corp.	13,595	428,107

Production Technology Equipment — 0.7%
Axcelis Technologies, Inc.(a)	49,796	2,046,118
Brooks Automation, Inc.	112,471	9,183,257
Cohu, Inc.	64,084	2,681,275
CyberOptics Corp.(a)	10,282	267,024
Ichor Holdings Ltd.(a)	43,766	2,354,611
Maxeon Solar Technologies Ltd.(a)(b)	16,433	518,625
Onto Innovation, Inc.(a)	72,259	4,748,139
Photronics, Inc.(a)	93,999	1,208,827
Ultra Clean Holdings, Inc.(a)	61,038	3,542,645
Veeco Instruments, Inc.(a)(b)	82,107	1,702,899
Xperi Holding Corp.	157,994	3,439,529

		31,692,949

Publishing — 0.1%
Daily Journal Corp.(a)(b)	1,917	606,635
Eros STX Global Corp.(a)	234,662	424,738

Security	Shares	Value

Publishing (continued)
Gannett Co., Inc.(a)	200,394	$1,078,120
Meredith Corp.	60,345	1,797,074
Scholastic Corp.	43,239	1,301,926
Tribune Publishing Co.	23,905	430,051

		5,638,544

Radio & TV Broadcasters — 0.4%
Entercom Communications Corp., Class A	178,691	938,128
Entravision Communications Corp., Class A	88,471	357,423
Gray Television, Inc.	131,407	2,417,889
iHeartMedia, Inc., Class A(a)	91,332	1,657,676
Liberty Media Corp.-Liberty Braves, Class A(a)	14,423	411,200
Liberty Media Corp.-Liberty Braves, Class C(a)	55,028	1,530,879
MSG Networks, Inc., Class A(a)	45,407	682,921
Saga Communications, Inc., Class A	6,403	139,905
Sinclair Broadcast Group, Inc., Class A	67,750	1,982,365
TEGNA, Inc.	341,406	6,428,675

		16,547,061

Railroad Equipment — 0.1%
Greenbrier Cos., Inc.	52,507	2,479,381

Real Estate — 0.7%
Avalon GloboCare Corp.(a)(b)	32,360	34,625
Cushman & Wakefield PLC(a)	169,238	2,761,964
eXp World Holdings, Inc.(a)(b)	75,467	3,437,522
Kennedy-Wilson Holdings, Inc.	189,997	3,839,839
Newmark Group, Inc., Class A	235,924	2,360,420
Realogy Holdings Corp.(a)	174,144	2,634,799
Redfin Corp.(a)	154,038	10,257,391
Retail Value, Inc.	23,816	445,597
RMR Group, Inc., Class A	22,731	927,652
St. Joe Co.	49,968	2,143,627
Stratus Properties, Inc.(a)	9,448	288,164
Tejon Ranch Co.(a)(b)	32,564	545,121

		29,676,721

Real Estate Investment Trusts (REITs) — 5.5%
Acadia Realty Trust	136,296	2,585,535
Agree Realty Corp.	95,523	6,429,653
Alexander & Baldwin, Inc.	110,075	1,848,159
Alexander’s, Inc.	3,225	894,293
Alpine Income Property Trust, Inc.	11,117	192,991
American Assets Trust, Inc.	76,906	2,494,831
American Finance Trust, Inc.	168,230	1,652,019
Apollo Commercial Real Estate Finance, Inc.	215,383	3,008,901
Arbor Realty Trust, Inc.	176,720	2,809,848
Ares Commercial Real Estate Corp.	47,589	652,921
Armada Hoffler Properties, Inc.	89,285	1,119,634
ARMOUR Residential REIT, Inc.	97,324	1,187,353
Blackstone Mortgage Trust, Inc., Class A	211,862	6,567,722
Bluerock Residential Growth REIT, Inc.	33,086	334,499
Broadmark Realty Capital, Inc.	210,849	2,205,481
Broadstone Net Lease, Inc.	52,694	964,300
BRT Apartments Corp.	16,395	276,092
Capstead Mortgage Corp.	143,530	894,192
CareTrust REIT, Inc.	149,492	3,480,921
Catchmark Timber Trust, Inc., Class A	76,183	775,543
Centerspace	19,765	1,344,020
Chatham Lodging Trust	71,747	944,191
Cherry Hill Mortgage Investment Corp.	21,858	204,154
CIM Commercial Trust Corp.	19,931	256,911
City Office REIT, Inc.	66,662	707,950
Clipper Realty, Inc.	23,302	184,552

16

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Colony Credit Real Estate, Inc.	129,290	$1,101,551
Community Healthcare Trust, Inc.	33,352	1,538,194
CoreCivic, Inc.	182,732	1,653,725
CorEnergy Infrastructure Trust, Inc.	21,957	155,236
CTO Realty Growth, Inc.	9,099	473,239
DiamondRock Hospitality Co.(a)	302,898	3,119,849
Diversified Healthcare Trust	362,135	1,731,005
Dynex Capital, Inc.	36,937	699,217
Easterly Government Properties, Inc.	132,524	2,747,223
EastGroup Properties, Inc.	60,615	8,684,917
Ellington Financial, Inc.	62,839	1,006,052
Ellington Residential Mortgage REIT	14,587	179,566
Essential Properties Realty Trust, Inc.	158,395	3,616,158
Farmland Partners, Inc.	36,640	410,734
Four Corners Property Trust, Inc.	111,156	3,045,674
Franklin Street Properties Corp.	182,985	997,268
Geo Group, Inc.	181,328	1,407,105
Getty Realty Corp.	53,031	1,501,838
Gladstone Commercial Corp.	57,026	1,115,429
Gladstone Land Corp.	31,249	571,857
Global Medical REIT, Inc.	67,334	882,749
Global Net Lease, Inc.	141,534	2,556,104
Granite Point Mortgage Trust, Inc.	91,236	1,092,095
Great Ajax Corp.	35,257	384,301
Healthcare Realty Trust, Inc.	217,317	6,589,051
Hersha Hospitality Trust(a)	52,620	555,141
Independence Realty Trust, Inc.	152,026	2,310,795
Indus Realty Trust, Inc.(b)	4,477	269,336
Industrial Logistics Properties Trust	98,858	2,286,586
Innovative Industrial Properties, Inc.	36,423	6,561,968
Invesco Mortgage Capital, Inc.	350,114	1,403,957
iStar, Inc.	117,313	2,085,825
Kite Realty Group Trust	126,506	2,440,301
KKR Real Estate Finance Trust, Inc.	43,453	799,101
Lexington Realty Trust	423,117	4,700,830
LTC Properties, Inc.	59,517	2,483,049
Mack-Cali Realty Corp.	131,036	2,028,437
MFA Financial, Inc.	689,374	2,805,752
Monmouth Real Estate Investment Corp.	145,144	2,567,597
National Health Investors, Inc.	68,632	4,960,721
National Storage Affiliates Trust	95,648	3,819,225
New Senior Investment Group, Inc.	121,530	757,132
New York Mortgage Trust, Inc.	586,018	2,619,500
NexPoint Residential Trust, Inc.	33,544	1,546,043
Office Properties Income Trust	73,057	2,010,529
One Liberty Properties, Inc.	25,572	569,488
Orchid Island Capital, Inc.	120,605	724,836
Pebblebrook Hotel Trust	205,194	4,984,162
PennyMac Mortgage Investment Trust	154,744	3,032,982
Physicians Realty Trust	326,051	5,761,321
Piedmont Office Realty Trust, Inc., Class A	188,849	3,280,307
Plumas Bancorp	6,156	180,063
Plymouth Industrial REIT, Inc.	35,135	592,025
PotlatchDeltic Corp.	99,447	5,262,735
Preferred Apartment Communities, Inc., Class A	70,236	691,825
PS Business Parks, Inc., Class A	30,375	4,695,368
QTS Realty Trust, Inc., Class A	97,275	6,034,941
Ready Capital Corp.	114,062	1,530,712
Redwood Trust, Inc.	173,328	1,804,344
Retail Opportunity Investments Corp.	173,504	2,753,508
Retail Properties of America, Inc., Class A	326,363	3,420,284
RLJ Lodging Trust	247,443	3,830,418

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
RPT Realty	124,389	$1,419,278
Sabra Health Care REIT, Inc.	311,842	5,413,577
Safehold, Inc.	27,356	1,917,656
Saul Centers, Inc.	18,784	753,426
Seritage Growth Properties, Class A(a)	60,705	1,113,937
Service Properties Trust	249,927	2,964,134
STAG Industrial, Inc.	245,911	8,265,069
Summit Hotel Properties, Inc.	157,085	1,595,984
Sunstone Hotel Investors, Inc.	327,746	4,083,715
Tanger Factory Outlet Centers, Inc.	137,736	2,083,946
Terreno Realty Corp.	104,942	6,062,499
TPG RE Finance Trust, Inc.	91,270	1,022,224
UMH Properties, Inc.	57,223	1,096,965
Uniti Group, Inc.	295,200	3,256,056
Universal Health Realty Income Trust	19,651	1,331,945
Urban Edge Properties	176,708	2,919,216
Urstadt Biddle Properties, Inc., Class A	46,471	773,742
Washington Real Estate Investment Trust	136,606	3,018,993
Western Asset Mortgage Capital Corp.	86,892	277,185
Whitestone REIT	63,460	615,562
Xenia Hotels & Resorts, Inc.	171,661	3,347,390

		242,770,446

Real Estate Management & Development — 0.1%
Alset EHome International, Inc.(a)(b)	3,270	37,834
American Realty Investors, Inc.(a)	3,807	33,616
Bluegreen Vacations Holding Corp.(a)	21,180	392,677
CorePoint Lodging, Inc.	63,254	571,184
Fathom Holdings, Inc.(a)(b)	7,107	260,330
Forestar Group, Inc.(a)	25,815	600,973
Maui Land & Pineapple Co., Inc.(a)(b)	11,000	127,050
Rafael Holdings, Inc., Class B(a)	14,112	563,351
Transcontinental Realty Investors, Inc.(a)	2,104	45,278
Vidler Water Resouces, Inc.(a)(b)	14,026	124,831

		2,757,124

Recreational Vehicles & Boats — 0.3%
Camping World Holdings, Inc., Class A	49,791	1,811,397
LCI Industries	37,397	4,946,875
Malibu Boats, Inc., Class A(a)	31,562	2,514,860
Marine Products Corp.	12,431	202,252
MasterCraft Boat Holdings, Inc.(a)	28,157	748,695
Winnebago Industries, Inc.	47,325	3,630,301

		13,854,380

Rental & Leasing Services: Consumer — 0.4%
Avis Budget Group, Inc.(a)	79,909	5,796,599
Rent-A-Center, Inc.	76,633	4,418,659
WillScot Mobile Mini Holdings Corp.(a)(b)	269,584	7,480,956

		17,696,214

Restaurants — 1.4%
Biglari Holdings, Inc., Class B(a)	1,622	215,337
BJ’s Restaurants, Inc.(a)	33,625	1,952,940
Bloomin’ Brands, Inc.	139,189	3,765,062
Brinker International, Inc.	70,134	4,983,722
Carrols Restaurant Group, Inc.(a)	50,844	304,301
Cheesecake Factory, Inc.	64,551	3,776,879
Cracker Barrel Old Country Store, Inc.	36,060	6,234,053
Dave & Buster’s Entertainment, Inc.(a)	70,625	3,382,937
Del Taco Restaurants, Inc.	41,933	401,718
Denny’s Corp.(a)(b)	102,838	1,862,396
Dine Brands Global, Inc.	23,622	2,126,689
El Pollo Loco Holdings, Inc.(a)	27,176	438,077
Fiesta Restaurant Group, Inc.(a)	26,448	332,980

S E R I E S S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Restaurants (continued)
Jack in the Box, Inc.	34,861	$3,827,041
Kura Sushi USA, Inc., Class A(a)(b)	5,130	162,313
Nathan’s Famous, Inc.	4,875	307,564
Noodles & Co.(a)	49,070	507,875
Papa John’s International, Inc.	49,657	4,401,596
Red Robin Gourmet Burgers, Inc.(a)	23,276	928,480
Ruth’s Hospitality Group, Inc.	49,520	1,229,582
Shake Shack, Inc., Class A(a)	54,807	6,180,585
Texas Roadhouse, Inc.	101,532	9,740,980
Wingstop, Inc.	46,287	5,886,318

		62,949,425

Scientific Instruments: Control & Filter — 0.7%
Arlo Technologies, Inc.(a)	121,287	761,682
Brady Corp., Class A	73,988	3,954,659
CIRCOR International, Inc.(a)	29,639	1,032,030
Energy Recovery, Inc.(a)(b)	62,036	1,137,740
ESCO Technologies, Inc.	39,846	4,338,831
Gorman-Rupp Co.	26,829	888,308
Helios Technologies, Inc.	47,299	3,446,678
Napco Security Technologies, Inc.(a)	20,827	725,404
Resideo Technologies, Inc.(a)	223,374	6,310,316
Thermon Group Holdings, Inc.(a)	50,449	983,251
Watts Water Technologies, Inc., Class A	42,674	5,070,098
Wrap Technologies, Inc.(a)	20,387	113,352

		28,762,349

Scientific Instruments: Electrical — 0.6%
Allied Motion Technologies, Inc.	11,771	604,206
Atkore, Inc.(a)	71,041	5,107,848
AZZ, Inc.	38,572	1,942,100
EnerSys	65,675	5,963,290
Franklin Electric Co., Inc.	70,216	5,542,851
Orion Energy Systems, Inc.(a)	44,492	309,664
Preformed Line Products Co.	4,580	314,875
Ultralife Corp.(a)	13,292	110,058
WESCO International, Inc.(a)	74,534	6,449,427

		26,344,319

Scientific Instruments: Gauges & Meters — 0.4%
Badger Meter, Inc.	44,358	4,128,399
FARO Technologies, Inc.(a)(b)	26,826	2,322,327
Itron, Inc.(a)	68,750	6,094,688
Luna Innovations, Inc.(a)	44,281	466,279
Mesa Laboratories, Inc.	7,312	1,780,472
Transcat, Inc.(a)	10,356	508,272
Vishay Precision Group, Inc.(a)	19,811	610,377

		15,910,814

Scientific Instruments: Pollution Control — 0.7%
CECO Environmental Corp.(a)	50,515	400,584
Covanta Holding Corp.	192,688	2,670,656
Darling Ingredients, Inc.(a)	248,831	18,308,985
Evoqua Water Technologies Corp.(a)	181,161	4,764,534
Heritage-Crystal Clean, Inc.(a)	23,588	639,942
Sharps Compliance Corp.(a)	23,152	332,694
Team, Inc.(a)	44,286	510,618
US Ecology, Inc.(a)	48,476	2,018,541

		29,646,554

Securities Brokerage & Services — 0.1%
BGC Partners, Inc., Class A	469,658	2,268,448

Security	Shares	Value

Securities Brokerage & Services (continued)
Siebert Financial Corp.(a)	12,682	$51,362
StoneX Group, Inc.(a)	25,339	1,656,664

		3,976,474

Semiconductors & Components — 1.8%
Alpha & Omega Semiconductor Ltd.(a)	32,249	1,054,542
Amkor Technology, Inc.	151,787	3,598,870
Atomera, Inc.(a)(b)	27,098	663,901
AXT, Inc.(a)	60,435	704,672
CEVA, Inc.(a)	33,442	1,877,768
CMC Materials, Inc.	45,121	7,976,942
Diodes, Inc.(a)	67,430	5,383,611
DSP Group, Inc.(a)	36,248	516,534
FormFactor, Inc.(a)	121,216	5,468,054
Lattice Semiconductor Corp.(a)(b)	210,426	9,473,378
MACOM Technology Solutions Holdings, Inc.(a)	75,998	4,409,404
MaxLinear, Inc.(a)	109,462	3,730,465
Pixelworks, Inc.(a)	119,012	393,930
Power Integrations, Inc.	91,647	7,467,398
Rambus, Inc.(a)	172,702	3,357,327
Semtech Corp.(a)	98,061	6,766,209
Silicon Laboratories, Inc.(a)	67,066	9,461,001
SiTime Corp.(a)	17,669	1,742,163
SMART Global Holdings, Inc.(a)	21,931	1,009,265
Vishay Intertechnology, Inc.	209,067	5,034,333

		80,089,767

Semiconductors & Semiconductor Equipment — 0.1%
Ambarella, Inc.(a)	51,301	5,150,107

Shipping — 0.4%
A-Mark Precious Metals, Inc.	7,684	276,624
Diamond S Shipping, Inc.(a)	40,314	404,349
Eagle Bulk Shipping, Inc.(a)(b)	9,716	350,942
Eneti, Inc.	12,075	253,937
Genco Shipping & Trading Ltd.	25,634	258,391
Golar LNG Ltd.(a)	171,024	1,749,576
International Seaways, Inc.	35,341	684,909
Matson, Inc.	64,656	4,312,555
Nordic American Tankers Ltd.	225,308	732,251
Safe Bulkers, Inc.(a)	83,629	204,891
Scorpio Tankers, Inc.	76,924	1,420,017
SFL Corp. Ltd.	140,987	1,130,716
SITE Centers Corp.	233,007	3,159,575
Tidewater, Inc.(a)	67,412	844,672
Two Harbors Investment Corp.	413,173	3,028,558

		18,811,963

Software — 0.2%
Cognyte Software Ltd.(b)	98,853	2,749,102
Model N, Inc.(b)	53,164	1,872,968
Park City Group, Inc.(b)	16,180	98,860
Qualys, Inc.	51,658	5,412,725

		10,133,655

Specialty Retail — 2.9%
1-800-Flowers.com, Inc., Class A(a)	38,832	1,072,152
Aaron’s Co., Inc.	50,555	1,298,252
Abercrombie & Fitch Co., Class A	99,653	3,419,094
Academy Sports & Outdoors, Inc.(a)(b)	46,040	1,242,620
Alta Equipment Group, Inc.(a)	25,535	331,955
American Eagle Outfitters, Inc.	234,853	6,867,102
America’s Car-Mart, Inc.(a)(b)	9,390	1,430,754
Asbury Automotive Group, Inc.(a)(b)	29,268	5,751,162

18

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
At Home Group, Inc.(a)(b)	82,054	$2,354,950
Bed Bath & Beyond, Inc.	190,287	5,546,866
Boot Barn Holdings, Inc.(a)	43,409	2,704,815
Buckle, Inc.	44,307	1,740,379
Caleres, Inc.	53,819	1,173,254
Cato Corp., Class A	31,728	380,736
Chico’s FAS, Inc.	182,679	604,667
Children’s Place, Inc.(a)	21,134	1,473,040
Citi Trends, Inc.	14,379	1,204,673
Conn’s, Inc.(a)	24,956	485,394
Container Store Group, Inc.(a)(b)	47,106	783,844
Designer Brands, Inc., Class A	93,680	1,630,032
Envela Corp.(a)	14,164	71,103
Express, Inc.(a)(b)	93,352	375,275
GameStop Corp., Class A(a)(b)	88,433	16,786,352
Genesco, Inc.(a)	22,064	1,048,040
Group 1 Automotive, Inc.	27,558	4,348,377
Guess?, Inc.	60,371	1,418,719
Haverty Furniture Cos., Inc.	24,812	922,758
Hibbett Sports, Inc.(a)	25,072	1,727,210
Lands’ End, Inc.(a)	17,536	435,068
Lithia Motors, Inc., Class A	40,120	15,650,411
Lumber Liquidators Holdings, Inc.(a)	43,286	1,087,344
MarineMax, Inc.(a)(b)	31,838	1,571,524
Michaels Cos., Inc.(a)	113,884	2,498,615
Monro, Inc.	49,843	3,279,669
Murphy USA, Inc.	39,039	5,643,478
National Vision Holdings, Inc.(a)(b)	125,895	5,517,978
ODP Corp.	80,327	3,477,356
OneWater Marine, Inc., Class A(a)	14,774	590,369
RealReal, Inc.(a)(b)	96,680	2,187,868
Regis Corp.(a)	35,144	441,409
Sally Beauty Holdings, Inc.(a)	171,305	3,448,370
Shoe Carnival, Inc.	14,313	885,688
Sonic Automotive, Inc., Class A	35,506	1,760,032
Sportsman’s Warehouse Holdings, Inc.(a)	73,975	1,275,329
Stamps.com, Inc.(a)	26,672	5,321,331
Systemax, Inc.	19,080	784,570
Tilly’s, Inc., Class A(a)	36,062	408,222
Urban Outfitters, Inc.(a)	104,754	3,895,801
Zumiez, Inc.(a)(b)	31,327	1,343,928

		129,697,935

Steel — 0.5%
Allegheny Technologies, Inc.(a)	201,082	4,234,787
Carpenter Technology Corp.	72,421	2,980,124
Olympic Steel, Inc.	14,995	441,603
Ryerson Holding Corp.(a)	24,661	420,223
Schnitzer Steel Industries, Inc., Class A	42,788	1,788,110
TimkenSteel Corp.(a)(b)	69,113	812,078
United States Steel Corp.	402,622	10,536,618

		21,213,543

Technology: Miscellaneous — 0.3%
Benchmark Electronics, Inc.	54,239	1,677,070
CTS Corp.	48,687	1,512,218
Fabrinet(a)	57,735	5,218,667
Kimball Electronics, Inc.(a)	36,993	954,419
Plexus Corp.(a)	43,133	3,961,335

		13,323,709

Telecommunications Equipment — 0.3%
Akoustis Technologies, Inc.(b)	54,291	724,242

Security	Shares	Value

Telecommunications Equipment (continued)
Applied Optoelectronics, Inc.(b)	31,447	$262,897
CalAmp Corp.	52,331	567,791
Cambium Networks Corp.(b)	11,965	559,005
Clearfield, Inc.(b)	17,213	518,628
Knowles Corp.(b)	132,645	2,774,934
Viavi Solutions, Inc.	357,806	5,617,554
Vocera Communications, Inc.	49,016	1,885,155

		12,910,206

Textile Products — 0.0%
Interface, Inc.	87,070	1,086,634
Unifi, Inc.(a)	21,341	588,158

		1,674,792

Textiles Apparel & Shoes — 1.0%
Crocs, Inc.(a)	103,533	8,329,230
Deckers Outdoor Corp.(a)	43,139	14,253,988
Fossil Group, Inc.(a)	71,549	887,207
G-III Apparel Group Ltd.(a)	66,829	2,014,226
Kontoor Brands, Inc.	78,267	3,798,297
Lakeland Industries, Inc.(a)	11,093	309,051
Oxford Industries, Inc.	25,042	2,189,172
Rocky Brands, Inc.	10,512	568,279
Steven Madden Ltd.	129,577	4,828,039
Superior Group of Cos., Inc.	17,077	434,097
Vera Bradley, Inc.(a)	30,127	304,283
Weyco Group, Inc.	10,263	221,989
Wolverine World Wide, Inc.	122,846	4,707,459

		42,845,317

Thrifts & Mortgage Finance — 0.1%
Greenlane Holdings, Inc., Class A(a)(b)	13,787	73,140
Partners Bancorp	11,079	80,987
Turning Point Brands, Inc.	17,981	938,069
Universal Corp.	36,971	2,180,919
Vector Group Ltd.	224,543	3,132,375

		6,405,490

Toys — 0.0%
Funko, Inc., Class A(a)	36,987	727,904

Transportation Miscellaneous — 0.2%
Costamare, Inc.	76,637	737,248
Echo Global Logistics, Inc.(a)	41,046	1,289,255
General Finance Corp.(a)	18,632	226,379
Hub Group, Inc., Class A(a)	52,410	3,526,145
Textainer Group Holdings Ltd.(a)(b)	80,205	2,297,873

		8,076,900

Truckers — 0.6%
ArcBest Corp.	38,425	2,703,967
Covenant Logistics Group, Inc., Class A(a)	24,325	500,852
Daseke, Inc.(a)(b)	70,869	601,678
Forward Air Corp.	43,441	3,857,995
FRP Holdings, Inc.(a)	10,729	528,081
Heartland Express, Inc.	71,615	1,402,222
Marten Transport Ltd.	89,906	1,525,705
PAM Transportation Services, Inc.(a)	3,247	200,340
Saia, Inc.(a)	40,718	9,388,757
Universal Logistics Holdings, Inc.	12,578	330,927
US Xpress Enterprises, Inc., Class A(a)	35,947	422,377
Werner Enterprises, Inc.	94,671	4,465,631

		25,928,532

Utilities: Electrical — 1.3%
ALLETE, Inc.	81,372	5,467,385

S E R I E S S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Utilities: Electrical (continued)
Atlantic Power Corp.(a)	128,069	$370,120
Avista Corp.	106,375	5,079,406
Black Hills Corp.	97,581	6,515,483
Brookfield Renewable Corp., Class A	198,453	9,287,600
Clearway Energy, Inc., Class A	60,105	1,593,384
Clearway Energy, Inc., Class C	123,629	3,478,920
Genie Energy Ltd., Class B	23,758	150,626
MGE Energy, Inc.	55,660	3,973,567
NorthWestern Corp.	78,901	5,144,345
Otter Tail Corp.	61,581	2,843,195
PNM Resources, Inc.	132,486	6,498,438
Portland General Electric Co.	136,227	6,466,696
Spark Energy, Inc., Class A	18,805	200,837
Unitil Corp.	22,126	1,010,937

		58,080,939

Utilities: Gas Distributors — 0.6%
Chesapeake Utilities Corp.	26,238	3,045,707
New Jersey Resources Corp.	148,661	5,927,114
Northwest Natural Holding Co.	49,498	2,670,417
RGC Resources, Inc.	12,025	266,715
South Jersey Industries, Inc.	153,314	3,461,830
Southwest Gas Holdings, Inc.	88,271	6,065,100
Spire, Inc.	76,184	5,629,236

		27,066,119

Utilities: Miscellaneous — 0.2%
Brookfield Infrastructure Corp., Class A	48,267	3,686,151
Ormat Technologies, Inc.	68,530	5,381,661

		9,067,812

Utilities: Telecommunications — 0.9%
8x8, Inc.(a)	167,332	5,428,250
Alaska Communications Systems Group, Inc.	73,759	239,717
ATN International, Inc.	16,240	797,709
Boingo Wireless, Inc.(a)	65,102	915,985
Cincinnati Bell, Inc.(a)	79,483	1,220,064
Cogent Communications Holdings, Inc.	66,679	4,584,848
Consolidated Communications Holdings, Inc.(a)	111,749	804,593
GTT Communications, Inc.(a)(b)	39,924	73,061
IDT Corp., Class B(a)	36,873	835,542
Iridium Communications, Inc.(a)	185,700	7,660,125
j2 Global, Inc.(a)	67,118	8,044,763
ORBCOMM, Inc.(a)	113,906	869,103
Shenandoah Telecommunications Co.	73,497	3,587,389
Spok Holdings, Inc.	28,026	293,993
Vonage Holdings Corp.(a)(b)	371,498	4,391,106

		39,746,248

Utilities: Water — 0.4%
American States Water Co.	55,965	4,232,073

Security	Shares	Value

Utilities: Water (continued)
Artesian Resources Corp., Class A	13,005	$512,137
California Water Service Group	78,200	4,405,788
Consolidated Water Co. Ltd.	21,815	293,412
Global Water Resources, Inc.	19,411	316,594
Middlesex Water Co.	26,020	2,056,100
Pure Cycle Corp.(a)(b)	31,022	416,315
SJW Group	42,757	2,693,264
York Water Co.	20,459	1,001,877

		15,927,560

Total Common Stocks — 98.9% (Cost: $2,811,463,193)		4,371,112,487

Investment Companies

Equity Funds — 0.6% iShares Russell 2000 ETF(b)(e)	126,588	27,968,353

Total Investment Companies — 0.6% (Cost: $25,304,875)		27,968,353

Total Long-Term Investments —99.5% (Cost: $2,836,768,068)		4,399,080,840

Short-Term Securities

Money Market Funds — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(e)(f)(g)	294,597,942	294,774,701
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(e)(f)	60,033,952	60,033,952

Total Short-Term Securities —8.0% (Cost: $354,680,613)		354,808,653

Total Investments — 107.5% (Cost: $3,191,448,681)		4,753,889,493
Liabilities in Excess of Other Assets — (7.5)%		(332,817,315)

Net Assets — 100.0%		$4,421,072,178

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Series.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Series compliance purposes, the Series’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

20

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series

Affiliates

Investments in issuers considered to be affiliate(s) of the Series during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$294,236,196	$538,506	(a)	$—	$34,473	$(34,474)	$294,774,701	294,597,942	$526,567	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,601,134	45,432,818	(a)	—	—	—	60,033,952	60,033,952	2,042		—
iShares Russell 2000 ETF	8,597,035	77,925,517		(61,359,198)	1,746,781	1,058,218	27,968,353	126,588	64,317		—

					$1,781,254	$1,023,744	$382,777,006		$592,926		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	323	06/18/21	$35,893	$(1,928,526)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$350,662	$(27,751	)(c)	$321,899	0.0	%(d)
	Monthly	HSBC Bank PLC(e)	02/10/23	955,748	(23,279	)(f)	932,240	0.0	(d)
	Monthly	JPMorgan Chase Bank N.A.(g)	02/08/23	496,625	(1,968	)(h)	492,825	0.0	(d)

					$(52,998)		$1,746,964

(a)

The Series receives the total return on a portfolio of long positions underlying the total return swap. The Series pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Series pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $1,012 of net dividends and financing fees.
(d)	Rounds to less than 0.1%.
(f)	Amount includes $229 of net dividends and financing fees.
(h)	Amount includes $1,832 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(e)	(g)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1M US Dollar LIBOR BBA	USD - 1M US Dollar LIBOR BBA	USD - 1M US Dollar LIBOR BBA

S E R I E S S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks: Diversified
Central Pacific Financial Corp.	277	$7,390	2.3%
Hanmi Financial Corp.	3,913	77,204	24.0

		84,594

Banks: Savings, Thrift & Mortgage Lending
Homestreet, Inc.	2,701	119,033	37.0

Commercial Services & Supplies
Vidler Water Resouces, Inc.	13,289	118,272	36.7

Net Value of Reference Entity — Goldman Sachs Bank USA		$321,899

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks: Diversified
Customers Bancorp, Inc.	8,804	$280,143	30.0%
Hope Bancorp, Inc.	5,357	80,676	8.7
Preferred Bank	1,394	88,770	9.5

		449,589

Banks: Savings, Thrift & Mortgage Lending
Berkshire Hills Bancorp, Inc.	1,918	42,810	4.6

Health Care Management Services
Magellan Health, Inc.	613	57,156	6.2

Oil: Refining & Marketing
Renewable Energy Group, Inc.	5,072	334,955	35.9

Pharmaceuticals
Spectrum Pharmaceuticals, Inc.	14,641	47,730	5.1

Net Value of Reference Entity — HSBC Bank PLC		$932,240

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks: Diversified
Banner Corp.	131	$6,986	1.4%
Central Pacific Financial Corp.	6,077	162,134	32.9
Hanmi Financial Corp.	7,638	150,698	30.6
United Community Banks, Inc.	908	30,981	6.3

		350,799

Insurance: Property-Casualty
ProAssurance Corp.	2,114	56,571	11.5

Leisure Time
Clarus Corp.	5,012	85,455	17.3

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$492,825

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

22

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Series’s investments categorized in the fair value hierarchy. The breakdown of the Series’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Advertising Agencies	$13,267,919	$—	$—	$13,267,919
Aerospace	39,808,341	—	—	39,808,341
Agriculture, Fishing & Ranching	15,609,039	—	—	15,609,039
Air Transport	22,527,939	—	—	22,527,939
Alternative Energy	8,774,285	—	—	8,774,285
Aluminum	17,576,014	—	—	17,576,014
Asset Management & Custodian	36,756,648	—	—	36,756,648
Auto Parts	45,556,154	—	—	45,556,154
Auto Services	10,800,836	—	—	10,800,836
Back Office Support, HR & Consulting	62,645,135	—	—	62,645,135
Banks: Diversified	360,565,792	—	—	360,565,792
Banks: Savings, Thrift & Mortgage Lending	50,379,059	—	—	50,379,059
Beverage: Soft Drinks	11,013,213	—	—	11,013,213
Biotechnology	416,578,125	—	67,794	416,645,919
Building Materials	55,723,075	—	—	55,723,075
Building: Climate Control	8,626,260	—	—	8,626,260
Building: Roofing, Wallboard & Plumbing	8,223,925	—	—	8,223,925
Cable Television Services	7,479,444	—	—	7,479,444
Casinos & Gambling	65,547,421	—	—	65,547,421
Cement	2,223,087	—	—	2,223,087
Chemicals: Diversified	26,234,385	—	—	26,234,385
Chemicals: Specialty	35,291,230	—	—	35,291,230
Coal	2,983,304	—	—	2,983,304
Commercial Banks	2,219,176	—	—	2,219,176
Commercial Finance & Mortgage Companies	14,033,243	—	—	14,033,243
Commercial Services & Supplies	1,189,565	—	—	1,189,565
Commercial Services: Rental & Leasing	36,589,326	—	—	36,589,326
Commercial Vehicles & Parts	15,261,867	—	—	15,261,867
Communications Technology	38,151,762	—	—	38,151,762
Computer Services Software & Systems	282,724,126	—	—	282,724,126
Computer Technology	26,449,965	78,970	—	26,528,935
Construction	21,002,652	—	—	21,002,652
Consumer Electronics	8,509,247	—	—	8,509,247
Consumer Lending	25,726,809	—	—	25,726,809
Consumer Services: Miscellaneous	12,548,951	—	—	12,548,951
Containers & Packaging	10,700,433	—	—	10,700,433
Cosmetics	3,935,158	—	—	3,935,158
Diversified Financial Services	37,269,040	—	—	37,269,040
Diversified Manufacturing Operations	22,102,016	—	—	22,102,016
Diversified Materials & Processing	8,429,109	—	—	8,429,109
Diversified Media	1,950,660	—	—	1,950,660
Diversified Retail	36,099,631	—	—	36,099,631
Drug & Grocery Store Chains	5,519,970	—	—	5,519,970

S E R I E S S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Education Services	$15,885,745	$—	$—	$15,885,745
Electronic Components	23,985,686	—	—	23,985,686
Electronic Entertainment	3,699,939	—	—	3,699,939
Electronics	24,747,018	—	—	24,747,018
Energy Equipment	45,721,962	—	—	45,721,962
Engineering & Contracting Services	51,739,559	—	—	51,739,559
Entertainment	12,018,573	—	—	12,018,573
Environmental, Maintenance, & Security Service	25,315,123	—	—	25,315,123
Financial Data & Systems	22,397,782	—	—	22,397,782
Food & Staples Retailing	260,126	—	—	260,126
Foods	54,940,703	—	—	54,940,703
Forest Products	10,619,588	—	—	10,619,588
Forms & Bulk Printing Services	3,701,880	—	—	3,701,880
Fruit & Grain Processing	1,149,758	—	—	1,149,758
Funeral Parlors & Cemeteries	8,102,725	—	—	8,102,725
Gas Pipeline	115,894	—	—	115,894
Glass	1,591,908	—	—	1,591,908
Gold	6,957,246	—	—	6,957,246
Health Care Equipment & Supplies	1,465,833	—	—	1,465,833
Health Care Facilities	31,995,938	—	—	31,995,938
Health Care Management Services	13,948,272	—	—	13,948,272
Health Care Services	95,416,568	—	—	95,416,568
Health Care: Miscellaneous	7,060,876	—	—	7,060,876
Home Building	53,101,758	—	—	53,101,758
Hotel/Motel	6,008,700	—	—	6,008,700
Household Appliances	982,995	—	—	982,995
Household Equipment & Products	13,939,654	—	—	13,939,654
Household Furnishings	30,888,249	—	—	30,888,249
Insurance: Life	21,846,755	—	—	21,846,755
Insurance: Multi-Line	18,420,063	—	—	18,420,063
Insurance: Property-Casualty	67,482,418	—	—	67,482,418
International Trade & Diversified Logistic	4,530,629	—	—	4,530,629
Internet Software & Services	5,958,021	—	—	5,958,021
Leisure Time	60,559,419	—	—	60,559,419
Life Sciences Tools & Services	293,975	—	—	293,975
Luxury Items	5,454,007	—	—	5,454,007
Machinery: Agricultural	5,935,401	—	—	5,935,401
Machinery: Construction & Handling	10,113,048	—	—	10,113,048
Machinery: Industrial	64,588,880	—	—	64,588,880
Machinery: Specialty	4,461,221	—	—	4,461,221
Manufactured Housing	6,777,617	—	—	6,777,617
Medical & Dental Instruments & Supplies	97,878,121	—	—	97,878,121
Medical Equipment	65,263,441	—	—	65,263,441
Medical Services	3,948,588	—	—	3,948,588
Metal Fabricating	40,447,577	—	—	40,447,577
Metals & Minerals: Diversified	38,703,570	—	—	38,703,570
Office Supplies & Equipment	17,135,325	—	—	17,135,325
Oil & Gas Producers	1,871,171	—	—	1,871,171
Oil Well Equipment & Services	25,450,812	—	—	25,450,812
Oil, Gas & Consumable Fuels	28,088,411	—	—	28,088,411
Oil: Crude Producers	50,815,404	—	—	50,815,404
Oil: Refining & Marketing	15,697,742	—	—	15,697,742
Paints & Coatings	8,870,769	—	—	8,870,769
Paper	9,443,966	—	—	9,443,966
Personal Care	12,932,546	—	—	12,932,546
Pharmaceuticals	94,390,849	—	—	94,390,849
Photography	2,179,485	—	—	2,179,485
Plastics	3,878,331	—	—	3,878,331
Power Transmission Equipment	9,446,032	—	—	9,446,032
Printing & Copying Services	7,729,375	—	—	7,729,375
Producer Durables: Miscellaneous	428,107	—	—	428,107
Production Technology Equipment	31,692,949	—	—	31,692,949
Publishing	5,638,544	—	—	5,638,544

24

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Radio & TV Broadcasters	$16,547,061	$—	$—	$16,547,061
Railroad Equipment	2,479,381	—	—	2,479,381
Real Estate	29,676,721	—	—	29,676,721
Real Estate Investment Trusts (REITs)	242,770,446	—	—	242,770,446
Real Estate Management & Development	2,757,124	—	—	2,757,124
Recreational Vehicles & Boats	13,854,380	—	—	13,854,380
Rental & Leasing Services: Consumer	17,696,214	—	—	17,696,214
Restaurants	62,949,425	—	—	62,949,425
Scientific Instruments: Control & Filter	28,762,349	—	—	28,762,349
Scientific Instruments: Electrical	26,344,319	—	—	26,344,319
Scientific Instruments: Gauges & Meters	15,910,814	—	—	15,910,814
Scientific Instruments: Pollution Control	29,646,554	—	—	29,646,554
Securities Brokerage & Services	3,976,474	—	—	3,976,474
Semiconductors & Components	80,089,767	—	—	80,089,767
Semiconductors & Semiconductor Equipment	5,150,107	—	—	5,150,107
Shipping	18,811,963	—	—	18,811,963
Software	10,133,655	—	—	10,133,655
Specialty Retail	129,697,935	—	—	129,697,935
Steel	21,213,543	—	—	21,213,543
Technology: Miscellaneous	13,323,709	—	—	13,323,709
Telecommunications Equipment	12,910,206	—	—	12,910,206
Textile Products	1,674,792	—	—	1,674,792
Textiles Apparel & Shoes	42,845,317	—	—	42,845,317
Thrifts & Mortgage Finance	6,405,490	—	—	6,405,490
Toys	727,904	—	—	727,904
Transportation Miscellaneous	8,076,900	—	—	8,076,900
Truckers	25,928,532	—	—	25,928,532
Utilities: Electrical	58,080,939	—	—	58,080,939
Utilities: Gas Distributors	27,066,119	—	—	27,066,119
Utilities: Miscellaneous	9,067,812	—	—	9,067,812
Utilities: Telecommunications	39,746,248	—	—	39,746,248
Utilities: Water	15,927,560	—	—	15,927,560
Investment Companies	27,968,353	—	—	27,968,353
Short-Term Securities
Money Market Funds	354,808,653	—	—	354,808,653

	$4,753,742,729	$78,970	$67,794	$4,753,889,493

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,928,526)	$(52,998)	$—	$(1,981,524)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

S E R I E S S C H E D U L E O F I N V E S T M E N T S	25